CONSOLIDATED
SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

		Principal Amount	Value
Asset-Backed Securities—6.1%
Alhambra Sme Funding 2019-1, Cl. A, Desginated Activity
Company	EUR	15,000,000	$ 16,600,216
Alhambra Sme Funding 2019-1, Cl. B, Desginated Activity
Company, 2.50%, 11/30/28	EUR	1,875,000	2,062,408
Alhambra Sme Funding 2019-1, Cl. D, Desginated Activity
Company, 8.826%, 11/30/28	EUR	450,000	499,550
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]		514,173	514,926
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]		1,747,000	1,769,236
Series 2018-3, Cl. D, 4.14%, 10/15/24[1]		690,000	706,799
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]		3,925,000	4,017,745
Series 2019-3, Cl. C, 2.76%, 9/12/25[1]		4,270,000	4,333,274
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23		2,270,000	2,321,055
Series 2017-4, Cl. D, 3.08%, 12/18/23		985,000	1,008,004
Series 2019-2, Cl. C, 2.74%, 4/18/25		2,705,000	2,768,375
Series 2019-2, Cl. D, 2.99%, 6/18/25		7,510,000	7,707,187
Series 2019-3, Cl. D, 2.58%, 9/18/25		3,605,000	3,653,375
Capital Auto Receivables Asset Trust, Series 2017-1, Cl. D,
3.15%, 2/20/25[1]		290,000	294,542
CarMax Auto Owner Trust:
Series 2016-1, Cl. D, 3.11%, 8/15/22		1,370,000	1,371,483
Series 2017-1, Cl. D, 3.43%, 7/17/23		1,775,000	1,802,170
Series 2017-4, Cl. D, 3.30%, 5/15/24		750,000	764,890
Series 2018-1, Cl. D, 3.37%, 7/15/24		510,000	522,786
Series 2019-3, Cl. D, 2.85%, 1/15/26		2,285,000	2,335,375
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]		1,725,000	1,726,875
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]		615,000	621,365
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]		175,000	177,529
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]		335,000	344,377
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]		80,000	82,365
Chase Funding Trust, Series 2003-2, Cl. 2A2, 2.221%
[US0001M+56], 2/25/33[2]		15,989	15,564
CNH Equipment Trust, Series 2017-C, Cl. B, 2.54%, 5/15/25		495,000	501,918
CPS Auto Receivables Trust, Series 2018-A, Cl. B, 2.77%,
4/18/22[1]		539,246	540,167
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]		1,505,000	1,533,118
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]		2,520,000	2,576,766
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]		2,535,000	2,604,310
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]		200,000	207,158
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]		1,240,000	1,294,233
CWHEQ Revolving Home Equity Loan Trust:
Series 2005-G, Cl. 2A, 1.906% [US0001M+23], 12/15/35[2]		40,017	39,559
Series 2006-H, Cl. 2A1A, 1.826% [US0001M+15], 11/15/36[2]		38,749	31,678
Dell Equipment Finance Trust:
Series 2019-1, Cl. C, 3.14%, 3/22/24[1]		650,000	665,745
Series 2019-2, Cl. D, 2.48%, 4/22/25[1]		2,980,000	2,992,709

1 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Asset-Backed Securities (Continued)
Drive Auto Receivables Trust:
Series 2018-3, Cl. D, 4.30%, 9/16/24		$440,000	$ 454,311
Series 2019-3, Cl. C, 2.90%, 8/15/25		5,145,000	5,241,115
Series 2019-3, Cl. D, 3.18%, 10/15/26		5,820,000	5,974,472
DT Auto Owner Trust:
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]		796,583	801,596
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]		1,160,000	1,197,796
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]		1,129,686	1,139,099
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]		3,105,000	3,222,536
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]		1,383,161	1,392,542
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]		4,525,000	4,678,240
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]		655,000	670,858
Series 2019-3A, Cl. D, 2.96%, 4/15/25[1]		1,995,000	2,019,736
Series 2019-4A, Cl. D, 2.85%, 7/15/25[1]		6,025,000	6,115,239
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]		219,531	219,907
Exeter Automobile Receivables Trust:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]		152,762	152,831
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]		5,000,000	5,209,632
Series 2019-2A, Cl. C, 3.30%, 3/15/24[1]		9,023,000	9,207,647
Series 2019-4A, Cl. D, 2.58%, 9/15/25[1]		6,290,000	6,352,457
GLS Auto Receivables Trust, Series 2018-1A, Cl. A, 2.82%,
7/15/22[1]		658,947	660,927
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Cl.
A3, 1.761% [US0001M+10], 8/25/36[2]		3,598,895	1,675,404
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 2.611% [US0001M+95], 5/25/24[1,2]		605,000	606,720
Series 2019-1, Cl. D, 3.111% [US0001M+145], 5/25/24[1,2]		580,000	581,099
Prestige Auto Receivables Trust, Series 2019-1A, Cl. C, 2.70%,
10/15/24[1]		3,250,000	3,310,361
Prosil Acquisition SA SER 1 CL A V/R, 1.595%, 10/31/39	EUR	7,042,473	7,824,833
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]		2,460,000	2,531,260
Series 2017-3, Cl. D, 3.20%, 11/15/23		2,030,000	2,062,894
Series 2018-1, Cl. D, 3.32%, 3/15/24		750,000	766,196
Series 2018-2, Cl. D, 3.88%, 2/15/24		370,000	380,838
Series 2019-2, Cl. D, 3.22%, 7/15/25		380,000	391,189
Series 2019-3, Cl. D, 2.68%, 10/15/25		4,445,000	4,504,388
Santander Retail Auto Lease Trust:
Series 2019-A, Cl. C, 3.30%, 5/22/23[1]		6,210,000	6,353,530
Series 2019-B, Cl. C, 2.77%, 8/21/23[1]		3,250,000	3,299,309
Series 2019-C, Cl. C, 2.39%, 11/20/23[1]		5,490,000	5,526,470
SLM Student Loan Trust, Series 2004-5X, Cl. A6, 0.014%
[EUR003M+40], 10/25/39[1,2]	EUR	24,790,334	26,426,931
Sonic Capital LLC, Series 2020-1A, Cl. A2I, 3.845%, 1/20/50[1]		1,414,000	1,421,418
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/24[1]		290,000	292,166
Westlake Automobile Receivables Trust:
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]		1,845,000	1,889,019

2 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Asset-Backed Securities (Continued)
Westlake Automobile Receivables Trust: (Continued)
Series 2019-2A, Cl. C, 2.84%, 7/15/24[1]	$5,770,000	$ 5,856,128
Total Asset-Backed Securities (Cost $201,362,040)		201,419,926
Mortgage-Backed Obligations—19.8%
Agency—9.7%
U. S. Agency Securities—9.7%
Federal Home Loan Mortgage Corp. Gold Pool:
5.00%, 12/1/34	350,035	384,208
5.50%, 9/1/39	718,076	803,939
6.00%, 10/1/22-7/1/24	195,393	215,305
6.50%, 2/1/22-6/1/35	308,181	346,042
7.00%, 8/1/21-3/1/35	428,319	485,801
7.50%, 1/1/32-2/1/32	929,056	1,074,553
8.50%, 8/1/31	31,149	35,887
10.00%, 5/1/20	3	3
Federal Home Loan Mortgage Corp. Non Gold Pool, 10.50%, 5/1/20	246	245
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 183, Cl. IO, 99.999%, 4/1/27[3]	73,765	11,292
Series 192, Cl. IO, 99.999%, 2/1/28[3]	30,552	4,802
Series 205, Cl. IO, 74.006%, 9/1/29[3]	192,430	36,349
Series 206, Cl. IO, 0.00%, 12/15/29[3,4]	91,248	18,405
Series 207, Cl. IO, 0.00%, 4/1/30[3,4]	76,589	14,805
Series 214, Cl. IO, 0.00%, 6/1/31[3,4]	59,620	11,657
Series 243, Cl. 6, 20.228%, 12/15/32[3]	171,545	28,970
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through
Certificates, Interest-Only Stripped Mtg. -Backed Security, Series K734, Cl.
X1, 0.00%, 2/25/26[3,4]	4,062,325	139,679
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	435,761	457,319
Series 151, Cl. F, 9.00%, 5/15/21	5	5
Series 1590, Cl. IA, 2.726% [US0001M+105], 10/15/23[2]	310,980	315,062
Series 1674, Cl. Z, 6.75%, 2/15/24	14,220	15,101
Series 2034, Cl. Z, 6.50%, 2/15/28	4,444	4,924
Series 2042, Cl. N, 6.50%, 3/15/28	4,472	4,926
Series 2043, Cl. ZP, 6.50%, 4/15/28	510,355	574,853
Series 2053, Cl. Z, 6.50%, 4/15/28	4,089	4,627
Series 2116, Cl. ZA, 6.00%, 1/15/29	245,078	272,061
Series 2122, Cl. F, 2.126% [US0001M+45], 2/15/29[2]	13,651	13,426
Series 2279, Cl. PK, 6.50%, 1/15/31	7,972	8,922
Series 2326, Cl. ZP, 6.50%, 6/15/31	62,465	70,154
Series 2344, Cl. FP, 2.626% [US0001M+95], 8/15/31[2]	182,609	186,066
Series 2368, Cl. PR, 6.50%, 10/15/31	9,679	11,127
Series 2401, Cl. FA, 2.326% [US0001M+65], 7/15/29[2]	21,180	21,305
Series 2412, Cl. GF, 2.626% [US0001M+95], 2/15/32[2]	212,389	216,504
Series 2427, Cl. ZM, 6.50%, 3/15/32	319,042	358,684
Series 2451, Cl. FD, 2.676% [US0001M+100], 3/15/32[2]	104,053	106,257
Series 2461, Cl. PZ, 6.50%, 6/15/32	39,869	45,201
Series 2464, Cl. FI, 2.676% [US0001M+100], 2/15/32[2]	100,474	102,585

3 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2470, Cl. AF, 2.676% [US0001M+100], 3/15/32[2]	$167,880	$ 171,436
Series 2470, Cl. LF, 2.676% [US0001M+100], 2/15/32[2]	102,756	104,915
Series 2475, Cl. FB, 2.676% [US0001M+100], 2/15/32[2]	140,731	143,688
Series 2517, Cl. GF, 2.676% [US0001M+100], 2/15/32[2]	84,961	86,746
Series 2551, Cl. LF, 2.176% [US0001M+50], 1/15/33[2]	12,105	12,135
Series 2635, Cl. AG, 3.50%, 5/15/32	134,426	140,389
Series 2676, Cl. KY, 5.00%, 9/15/23	154,473	160,601
Series 3025, Cl. SJ, 18.604% [-3.667 x US0001M+2,475],
8/15/35[2]	211,776	324,846
Series 3857, Cl. GL, 3.00%, 5/15/40	6,939	7,087
Series 3917, Cl. BA, 4.00%, 6/15/38	173,487	184,930
Series 4221, Cl. HJ, 1.50%, 7/15/23	249,414	248,387
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2035, Cl. PE, 71.231%, 3/15/28[3]	10,490	1,747
Series 2049, Cl. PL, 99.999%, 4/15/28[3]	57,605	9,929
Series 2074, Cl. S, 99.999%, 7/17/28[3]	35,669	3,188
Series 2079, Cl. S, 99.999%, 7/17/28[3]	69,356	7,589
Series 2177, Cl. SB, 99.999%, 8/15/29[3]	55,355	10,036
Series 2526, Cl. SE, 81.664%, 6/15/29[3]	102,172	18,960
Series 2682, Cl. TQ, 99.999%, 10/15/33[3]	447,871	78,431
Series 2795, Cl. SH, 75.615%, 3/15/24[3]	494,148	35,806
Series 2920, Cl. S, 99.999%, 1/15/35[3]	761,093	138,733
Series 2981, Cl. BS, 99.999%, 5/15/35[3]	912,105	171,964
Series 3004, Cl. SB, 99.999%, 7/15/35[3]	1,030,005	129,854
Series 3397, Cl. GS, 9.69%, 12/15/37[3]	239,143	52,072
Series 3424, Cl. EI, 0.00%, 4/15/38[3,4]	83,162	12,934
Series 3450, Cl. BI, 21.345%, 5/15/38[3]	386,809	73,956
Series 3606, Cl. SN, 20.257%, 12/15/39[3]	189,864	30,919
Federal National Mortgage Assn. Grantor Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 2001-T10, Cl. IO, 99.999%, 12/25/41[3]	21,791,874	248,726
Series 2001-T3, Cl. IO, 99.999%, 11/25/40[3]	3,717,780	35,870
Federal National Mortgage Assn. Pool:
4.50%, 12/1/20	1,835	1,900
5.00%, 3/1/21-12/1/21	1,918	2,026
5.50%, 1/1/22-5/1/36	295,630	328,797
6.50%, 12/1/29-1/1/34	1,640,086	1,827,905
7.00%, 9/1/21-4/1/34	2,651,578	3,059,643
7.50%, 2/1/27-3/1/33	1,418,501	1,654,613
8.50%, 7/1/32	4,494	4,536
9.50%, 3/15/21	1,153	1,163
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	50,821	4,400
Series 247, Cl. 2, 99.999%, 10/25/23[3]	26,020	2,341
Series 252, Cl. 2, 99.999%, 11/25/23[3]	5,960	548
Series 254, Cl. 2, 99.999%, 1/25/24[3]	20,707	2,092
Series 301, Cl. 2, 28.328%, 4/25/29[3]	88,683	15,801

4 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 303, Cl. IO, 99.999%, 11/25/29[3]	$93,531	$ 19,383
Series 313, Cl. 2, 99.999%, 6/25/31[3]	770,901	142,987
Series 319, Cl. 2, 20.725%, 2/25/32[3]	266,624	50,278
Series 321, Cl. 2, 41.865%, 4/25/32[3]	485,703	93,599
Series 324, Cl. 2, 99.999%, 7/25/32[3]	193,230	36,552
Series 328, Cl. 2, 0.00%, 12/25/32[3,4]	171,031	33,695
Series 331, Cl. 5, 99.999%, 2/25/33[3]	404,661	81,715
Series 332, Cl. 2, 0.00%, 3/25/33[3,4]	803,401	156,553
Series 334, Cl. 10, 15.322%, 2/25/33[3]	324,887	65,018
Series 334, Cl. 12, 99.999%, 3/25/33[3]	472,620	91,264
Series 339, Cl. 7, 0.00%, 11/25/33[3,4]	968,907	190,711
Series 345, Cl. 9, 0.00%, 1/25/34[3,4]	283,718	51,876
Series 351, Cl. 10, 0.00%, 4/25/34[3,4]	119,751	22,551
Series 351, Cl. 8, 0.00%, 4/25/34[3,4]	219,498	41,543
Series 356, Cl. 10, 0.00%, 6/25/35[3,4]	157,525	27,027
Series 356, Cl. 12, 0.00%, 2/25/35[3,4]	76,449	14,115
Series 362, Cl. 13, 0.00%, 8/25/35[3,4]	11,111	2,218
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1996-35, Cl. Z, 7.00%, 7/25/26	21,336	23,427
Series 1997-45, Cl. CD, 8.00%, 7/18/27	243,111	279,768
Series 1998-58, Cl. PC, 6.50%, 10/25/28	147,402	164,700
Series 1999-14, Cl. MB, 6.50%, 4/25/29	6,936	7,561
Series 1999-54, Cl. LH, 6.50%, 11/25/29	266,394	297,523
Series 2001-19, Cl. Z, 6.00%, 5/25/31	100,546	111,106
Series 2001-65, Cl. F, 2.261% [US0001M+60], 11/25/31[2]	198,187	199,227
Series 2001-80, Cl. ZB, 6.00%, 1/25/32	205,833	229,156
Series 2002-21, Cl. PE, 6.50%, 4/25/32	254,494	292,391
Series 2002-29, Cl. F, 2.661% [US0001M+100], 4/25/32[2]	106,611	108,868
Series 2002-64, Cl. FJ, 2.661% [US0001M+100], 4/25/32[2]	32,768	33,461
Series 2002-68, Cl. FH, 2.158% [US0001M+50], 10/18/32[2]	69,798	69,903
Series 2002-81, Cl. FM, 2.161% [US0001M+50], 12/25/32[2]	126,573	126,871
Series 2002-84, Cl. FB, 2.661% [US0001M+100], 12/25/32[2]	21,024	21,471
Series 2003-11, Cl. FA, 2.661% [US0001M+100], 9/25/32[2]	28,689	29,300
Series 2003-116, Cl. FA, 2.061% [US0001M+40], 11/25/33[2]	70,312	70,204
Series 2005-71, Cl. DB, 4.50%, 8/25/25	342,390	350,620
Series 2006-11, Cl. PS, 18.477% [-3.667 x
US0001M+2,456.67], 3/25/36[2]	245,658	379,478
Series 2006-46, Cl. SW, 18.11% [-3.667 x
US0001M+2,419.92], 6/25/36[2]	300,281	456,309
Series 2009-113, Cl. DB, 3.00%, 12/25/20	1,489	1,488
Series 2009-36, Cl. FA, 2.601% [US0001M+94], 6/25/37[2]	102,785	104,573
Series 2010-43, Cl. KG, 3.00%, 1/25/21	1,787	1,788
Series 2011-15, Cl. DA, 4.00%, 3/25/41	133,310	140,562
Series 2011-3, Cl. EL, 3.00%, 5/25/20	189	189
Series 2011-3, Cl. KA, 5.00%, 4/25/40	413,544	434,277
Series 2011-6, Cl. BA, 2.75%, 6/25/20	266	266
Series 2011-82, Cl. AD, 4.00%, 8/25/26	13,203	13,262
Series 2012-20, Cl. FD, 2.061% [US0001M+40], 3/25/42[2]	738,508	734,531

5 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
U. S. Agency Securities (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-61, Cl. SH, 67.066%, 11/18/31[3]	$224,951	$ 44,555
Series 2001-63, Cl. SD, 49.869%, 12/18/31[3]	5,982	1,011
Series 2001-68, Cl. SC, 99.999%, 11/25/31[3]	4,644	904
Series 2001-81, Cl. S, 74.879%, 1/25/32[3]	58,929	10,880
Series 2002-28, Cl. SA, 59.873%, 4/25/32[3]	54,397	10,556
Series 2002-38, Cl. SO, 99.999%, 4/25/32[3]	66,571	12,283
Series 2002-39, Cl. SD, 82.985%, 3/18/32[3]	103,575	22,489
Series 2002-48, Cl. S, 63.323%, 7/25/32[3]	77,327	16,121
Series 2002-52, Cl. SL, 54.967%, 9/25/32[3]	51,858	10,362
Series 2002-53, Cl. SK, 99.287%, 4/25/323	64,564	14,397
Series 2002-56, Cl. SN, 64.631%, 7/25/32[3]	106,051	22,106
Series 2002-65, Cl. SC, 73.936%, 6/25/26[3]	175,540	23,936
Series 2002-77, Cl. IS, 80.286%, 12/18/32[3]	113,417	23,242
Series 2002-77, Cl. SH, 58.882%, 12/18/32[3]	77,534	13,447
Series 2002-89, Cl. S, 99.999%, 1/25/33[3]	560,673	126,386
Series 2002-9, Cl. MS, 56.856%, 3/25/32[3]	87,964	18,102
Series 2003-13, Cl. IO, 67.824%, 3/25/33[3]	478,592	103,761
Series 2003-26, Cl. DI, 65.826%, 4/25/33[3]	266,045	63,872
Series 2003-26, Cl. IK, 74.479%, 4/25/333	46,624	10,558
Series 2003-33, Cl. SP, 99.999%, 5/25/33[3]	262,832	58,846
Series 2003-4, Cl. S, 39.382%, 2/25/33[3]	123,295	26,553
Series 2003-46, Cl. IH, 0.00%, 6/25/23[3,4]	25,144	1,617
Series 2004-56, Cl. SE, 20.471%, 10/25/33[3]	283,808	57,926
Series 2005-14, Cl. SE, 57.812%, 3/25/35[3]	180,381	29,511
Series 2005-40, Cl. SA, 99.999%, 5/25/35[3]	1,074,482	193,476
Series 2005-40, Cl. SB, 99.999%, 5/25/35[3]	456,763	66,877
Series 2005-52, Cl. JH, 36.216%, 5/25/35[3]	567,304	82,630
Series 2006-90, Cl. SX, 99.999%, 9/25/36[3]	1,119,315	169,709
Series 2007-88, Cl. XI, 2.14%, 6/25/37[3]	1,634,655	322,097
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,4]	61,425	9,285
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,4]	2,177	126
Series 2010-95, Cl. DI, 0.00%, 11/25/20[3,4]	2,149	18
Series 2011-96, Cl. SA, 11.857%, 10/25/41[3]	288,149	56,001
Series 2012-134, Cl. SA, 1.402%, 12/25/42[3]	922,518	176,767
Series 2012-40, Cl. PI, 24.61%, 4/25/41[3]	2,158,574	223,523
Federal National Mortgage Assn. , Stripped Mtg. -Backed Security, Series
302, Cl. 2, 6.00%, 5/1/29	2,586	395
Federal National Mortgage Assn. , TBA:
2.50%, 2/1/35[5]	15,575,000	15,853,038
3.00%, 2/1/35-2/1/50[5]	98,635,000	100,969,003
3.50%, 2/1/50[5]	83,640,000	86,351,766
FREMF Mortgage Trust:
Series 2012-K20, Cl. C, 4.003%, 5/25/45 1,6	12,875,000	13,343,186
Series 2013-K25, Cl. C, 3.744%, 11/25/45 1,6	1,975,000	2,049,014
Series 2013-K26, Cl. C, 3.721%, 12/25/45 1,6	335,000	347,790
Series 2013-K28, Cl. C, 3.609%, 6/25/46 1,6	7,865,000	8,169,854
Series 2013-K29, Cl. C, 3.601%, 5/25/46 1,6	4,700,000	4,887,860

6 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
U. S. Agency Securities (Continued)
FREMF Mortgage Trust: (Continued)
Series 2014-K715, Cl. C, 4.258%, 2/25/46 1,6	$25,000	$ 25,405
Series 2015-K44, Cl. B, 3.807%, 1/25/481,6	7,345,000	7,755,959
Series 2015-K45, Cl. B, 3.713%, 4/25/481,6	13,050,000	13,744,101
Series 2016-K54, Cl. C, 4.189%, 4/25/48 1,6	4,190,000	4,438,399
Series 2017-K62, Cl. B, 4.004%, 1/25/501,6	840,000	895,929
Series 2017-K724, Cl. B, 3.599%, 11/25/231,6	4,465,000	4,628,462
Government National Mortgage Assn. I Pool:
7.00%, 1/15/28-8/15/28	244,777	257,454
8.00%, 1/15/28-9/15/28	194,470	205,166
Government National Mortgage Assn. II Pool:
3.25% [H15T1Y+150], 7/20/272	1,651	1,710
7.00%, 1/20/30	39,549	45,986
Government National Mortgage Assn. II Pool, TBA, 3.50%, 2/1/50[5]	29,940,000	30,887,320
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2011-52, Cl. HS, 20.724%, 4/16/41[3]	1,361,467	221,897
Vendee Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 1992-2, Cl. IO, 0.00%, 9/15/22[3,4]	919,746	1
Series 1995-2B, Cl. 2IO, 99.999%, 6/15/25[3]	139,578	1,957
Series 1995-3, Cl. 1IO, 0.00%, 9/15/25[3,4]	4,666,921	5
		318,861,642

CMOs—1.0%
Collateralized Mortgage Obligations—1.0%
Bear Stearns ARM Trust, Series 2006-1, Cl. A1, 3.84% [H15T1Y+225],
2/25/36[2]	33,020	34,128
COMM Mortgage Trust, Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	453,050	467,738
Connecticut Avenue Securities, Series 2016-C05, Cl. 2M2,
6.111% [US0001M+445], 1/25/29[2]	3,500,972	3,713,046
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K093, Cl. X1, 0.00%, 5/25/293,4	45,842,954	3,492,660
Series K735, Cl. X1, 0.00%, 5/25/263,4	7,171,604	385,420
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 3010, Cl. WB, 4.50%, 7/15/20	50	50
Series 3848, Cl. WL, 4.00%, 4/15/40	258,009	263,063
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2922, Cl. SE, 27.988%, 2/15/35[3]	49,616	8,275
Series 2981, Cl. AS, 4.001%, 5/15/35[3]	326,467	47,876
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Interest-Only Stripped Mtg. -Backed
Security, Series 2005-12, Cl. SC, 38.278%, 3/25/35[3]	22,514	3,692
FREMF Mortgage Trust:
Series 2013-K27, Cl. C, 3.615%, 1/25/46 1,6	4,187,000	4,340,613
Series 2016-K723, Cl. C, 3.702%, 11/25/23 1,6	1,885,000	1,931,241
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed
Security, Series 2007-17, Cl. AI, 48.425%, 4/16/37[3]	791,571	146,769

7 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Collateralized Mortgage Obligations (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-C20,
Cl. AS, 4.043%, 7/15/47	$1,685,000	$ 1,806,332
Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Cl. M10,
4.911% [US0001M+325], 10/15/49[1,2]	320,000	337,113
Structured Agency Credit Risk Debt Nts. :
Series 2013-DN2, Cl. M2, 5.911% [US0001M+425],
11/25/23[2]	1,966,578	2,133,821
Series 2014-DN1, Cl. M3, 6.161% [US0001M+450],
2/25/24[2]	2,085,000	2,283,570
Series 2014-DN2, Cl. M3, 5.261% [US0001M+360],
4/25/24[2]	2,160,000	2,302,699
Series 2014-DN3, Cl. M3, 5.661% [US0001M+400],
8/25/24[2]	4,294,401	4,583,783
Series 2014-HQ2, Cl. M3, 5.411% [US0001M+375],
9/25/24[2]	2,495,000	2,717,124
Series 2015-HQA2, Cl. M2, 4.461% [US0001M+280],
5/25/28[2]	211,666	212,751
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Cl. AS, 3.488%,
6/15/46	1,800,000	1,876,737
		33,088,501
Non-Agency—9.1%
Adjustable-Rate Mortgages—9.1%
Alba plc, Series 2007-1, Cl. F, 4.044% [BP0003M+325], 3/17/39[1,2]	1,317,752	1,738,022
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 14.737%, 1/15/513	13,179,997	450,438
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,3,4	35,555	526
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 15.127%, 11/13/503	5,453,957	286,050
CHL Mortgage Pass-Through Trust:
Series 2005-17, Cl. 1A8, 5.50%, 9/25/35	925,667	935,649
Series 2005-J4, Cl. A7, 5.50%, 11/25/35	912,895	916,418
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Cl. AAB, 3.477%,
5/10/47	620,405	642,418
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C4, Cl. XA, 14.227%, 10/12/50 3	15,399,210	978,651
Citigroup Mortgage Loan Trust, Inc. :
Series 2005-2, Cl. 1A3, 4.62%, 5/25/35[6]	1,045,379	1,072,919
Series 2006-AR1, Cl. 1A1, 4.97% [H15T1Y+240], 10/25/352	260,727	262,354
Series 2014-8, Cl. 1A2, 1.948% [US0001M+29], 7/20/36[1,2]	1,394,584	1,395,730
COMM Mortgage Trust:
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	70,000	75,708
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	690,000	746,154
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	4,690,000	5,024,299
COMM Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security, Series
2012-CR5, Cl. XA, 22.725%, 12/10/45[3]	6,905,127	254,668
Connecticut Avenue Securities:
Series 2014-C03, Cl. 1M2, 4.661% [US0001M+300],
7/25/24[2]	1,885,115	1,991,564

8 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Connecticut Avenue Securities: (Continued)
Series 2017-C01, Cl. 1M2, 5.211% [US0001M+355],
7/25/29[2]	$11,610,000	$ 12,260,796
Series 2017-C06, Cl. 1M1, 2.411% [US0001M+75], 2/25/30[2]	6,713	6,713
Series 2017-C07, Cl. 1M2, 4.061% [US0001M+240],
5/25/30[2]	1,540,000	1,571,245
Series 2018-C06, Cl. 2M2, 3.761% [US0001M+210],
3/25/31[2]	6,720,000	6,804,896
Connecticut Avenue Securities Trust:
Series 2018-R07, Cl. 1M2, 4.061% [US0001M+240],
4/25/31[1,2]	7,258,762	7,358,689
Series 2019-R02, Cl. 1M2, 3.961% [US0001M+230],
8/25/31[1,2]	3,673,574	3,715,831
Series 2019-R03, Cl. 1M2, 3.811% [US0001M+215],
9/25/31[1,2]	3,475,111	3,512,047
Deutsche Mortgage Securities, Inc. , Series 2013-RS1, Cl. 1A2, 1.874%
[US0001M+22], 7/22/36[1,2]	533,758	530,236
Eurosail 2006-2bl plc, Series 2006-2X, Cl. E1C, 4.048% [BP0003M+325],
12/15/44[1,2]	5,550,000	6,817,256
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HRP1, Cl.
M2, 3.061% [US0001M+140], 2/25/49[1,2]	1,705,000	1,710,851
Gemgarto 2018-1 plc SER 2018-1 CL E V/R, 3.048%, 9/16/65	6,523,475	8,467,221
GS Mortgage Securities Trust:
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	167,436	169,084
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	390,000	425,175
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	499,146	515,390
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.656%, 7/25/35[6]	169,579	175,294
Hawksmoor Mortgage Funding 2019-1 plc SER 2019-1X CL B V/R, 0.00%
[SONIA3M IR+175], 5/25/53	26,230,000	35,015,190
Hawksmoor Mortgage Funding 2019-1 plc SER 2019-1X CL C V/R, 0.00%
[SONIA3M IR+210], 5/25/53	12,312,000	16,425,713
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 1.971% [US0001M+31],
7/25/35[2]	23,067	23,204
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11,
Cl. AS, 3.216%, 4/15/46	425,000	438,177
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.154%, 7/25/35[6]	115,549	117,623
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C24, Cl. B, 4.116%, 11/15/47[6]	1,655,000	1,752,186
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	2,980,000	3,215,952
Lehman Structured Securities Corp. , Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,6]	34,135	21,896
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	1,565,000	1,634,341
Series 2014-C14, Cl. B, 4.909%, 2/15/47[6]	680,000	744,491
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 13.336%, 12/15/503	4,971,726	256,413
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.27%, 11/26/36[1,6]	10,666,232	10,354,036
Newgate Funding PLC, Series 2007-1X, Cl. A3, 0.947% [BP0003M+16],
12/1/50[1,2]	26,263,220	33,486,321

9 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Adjustable-Rate Mortgages (Continued)
Paragon Mortgages No 13 plc, Series 13X, Cl. A1, 0.965% [BP0003M+24],
1/15/39[1,2]	$29,610,000	$ 37,924,619
RALI Trust, Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	47,383	43,257
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%,
6/25/35	3,919,915	3,735,679
Structured Agency Credit Risk Debt Nts. :
Series 2016-DNA1, Cl. M2, 4.561% [US0001M+290],
7/25/28[2]	223,234	224,142
Series 2016-DNA2, Cl. M3, 6.311% [US0001M+465],
10/25/28[2]	2,238,344	2,411,293
Series 2016-DNA3, Cl. M3, 6.661% [US0001M+500],
12/25/28[2]	7,155,000	7,845,103
Series 2016-DNA4, Cl. M3, 5.461% [US0001M+380],
3/25/29[2]	13,920,000	14,988,295
Series 2016-HQA3, Cl. M3, 5.511% [US0001M+385],
3/25/29[2]	9,805,000	10,508,562
Series 2016-HQA4, Cl. M3, 5.561% [US0001M+390],
4/25/29[2]	9,480,000	10,210,299
Series 2017-DNA1, Cl. M2, 4.911% [US0001M+325],
7/25/29[2]	5,390,000	5,727,520
Series 2018-DNA1, Cl. M2, 3.461% [US0001M+180],
7/25/30[2]	3,110,000	3,133,744
Towd Point Mortgage Funding 2019-Granite4 plc:
2.545%, 10/20/51	11,300,000	15,030,309
Series 2019-GR4X, Cl. B, 2.099% [BP0003M+140],
10/20/51[1,2]	7,480,000	9,916,237
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.88%, 11/15/503	9,700,695	552,333
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7,
4.189%, 10/25/33[6]	70,055	70,970
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 12.905%, 12/15/503	6,529,377	387,276
WF-RBS Commercial Mortgage Trust:
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,455,000	1,566,705
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[6]	1,135,000	1,221,900
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 28.761%, 3/15/441,3	11,542,851	141,542
		299,937,620
Total Mortgage-Backed Obligations (Cost $630,469,963)		651,887,763
U. S. Government Obligation—1.7%
United States Treasury Inflation-Protected Securities, 0.125%,
1/15/30[8] (Cost $56,768,770)	55,483,905	56,926,136

Foreign Government Obligations—27.8%
Angola—0.2%
Republic of Angola:
8.00% Sr. Unsec. Nts. , 11/26/29[1]	3,400,000	3,601,909

10 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Angola (Continued)
Republic of Angola: (Continued)
9.375% Sr. Unsec. Nts. , 5/8/48[1]		$1,408,000	$ 1,529,910
			5,131,819
Argentina—1.4%
Argentine Republic:
0.000%, 7/29/20[7]	ARS	503,100,000	9,476,222
0.202%, 10/29/20[7]	ARS	1,223,958,176	18,611,137
5.625% Sr. Unsec. Nts. , 1/26/22		4,114,000	2,044,144
5.875% Sr. Unsec. Nts. , 1/11/28		8,687,000	3,834,073
6.875% Sr. Unsec. Nts. , 1/26/27		7,790,000	3,540,798
7.50% Sr. Unsec. Nts. , 4/22/26		15,909,000	7,342,998
9.80% Unsec. Nts. , 5/28/20[7]	ARS	135,400,000	2,441,945
18.20% Unsec. Nts. , 10/3/21	ARS	25,715,000	211,722
			47,503,039
Brazil—0.4%
Federative Republic of Brazil:
6.00% Nts. , 5/15/45[8]	BRL	10,550,000	11,394,614
10.00% Nts. , 1/1/29	BRL	10,500,000	2,976,594
			14,371,208
Colombia—0.3%
Republic of Colombia:
Series B, 6.25% Bonds, 11/26/25	COP	21,300,000,000	6,489,566
Series B, 10.00% Bonds, 7/24/24	COP	14,854,000,000	5,192,382
			11,681,948
Cyprus—0.6%
Republic of Cyprus:
1.25%, 1/21/40	EUR	12,000,000	13,724,946
2.75% Sr. Unsec. Nts. , 5/3/49[1]	EUR	4,225,000	6,261,502
			19,986,448
Dominican Republic—0.8%
Dominican Republic:
4.50% Sr. Unsec. Nts. , 1/30/30[1]		3,750,000	3,750,975
5.875% Sr. Unsec. Nts. , 1/30/60[1]		4,500,000	4,509,000
6.40% Sr. Unsec. Nts. , 6/5/49[1]		3,490,000	3,776,861
6.875% Sr. Unsec. Nts. , 1/29/26[1]		7,500,000	8,571,431
7.50% Sr. Unsec. Nts. , 5/6/21[1]		6,980,000	7,231,350
			27,839,617
Egypt—1.5%
Arab Republic of Egypt:
4.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	4,800,000	5,710,214
5.577% Sr. Unsec. Nts. , 2/21/23[1]		6,950,000	7,310,733
6.125% Sr. Unsec. Nts. , 1/31/22[1]		10,150,000	10,663,083
8.70% Sr. Unsec. Nts. , 3/1/49[1]		6,047,000	6,985,881

11 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Egypt (Continued)
Arab Republic of Egypt: (Continued)
16.00% Unsec. Nts. , 12/12/20	EGP	72,000,000	$ 4,649,337
18.15% Unsec. Nts. , 12/11/21	EGP	90,000,000	6,036,846
Series 3 yr. , 16.00% Bonds, 6/11/22	EGP	122,000,000	8,039,489
			49,395,583
El Salvador—0.1%
Republic of El Salvador, 7.125% Sr. Unsec. Nts. , 1/20/50[1]		3,381,500	3,712,667
Greece—2.1%
Hellenic Republic:
Bonds, 10/15/42[6]	EUR	76,770,000	315,024
1.875% Bonds, 2/4/35[1,5]	EUR	29,815,000	33,644,986
3.875% Sr. Unsec. Nts. , 3/12/29[1]	EUR	7,095,000	9,708,137
4.00% Bonds, 1/30/37[1]	EUR	10,138,123	14,697,633
4.20% Bonds, 1/30/42[1]	EUR	6,625,000	10,212,773
			68,578,553
India—2.0%
Export-Import Bank of India:
7.35% Sr. Unsec. Nts. , 5/18/22	INR	180,000,000	2,556,789
8.00% Sr. Unsec. Nts. , 5/27/21	INR	720,000,000	10,242,451
Republic of India:
7.17% Sr. Unsec. Nts. , 1/8/28	INR	900,000,000	12,899,306
7.59% Sr. Unsec. Nts. , 1/11/26	INR	1,400,000,000	20,524,491
7.72% Sr. Unsec. Nts. , 5/25/25	INR	35,000,000	515,993
8.20% Sr. Unsec. Nts. , 9/24/25	INR	849,400,000	12,763,670
8.24% Sr. Unsec. Nts. , 2/15/27	INR	400,000,000	6,061,962
			65,564,662
Indonesia—2.6%
Perusahaan Penerbit SBSN Indonesia III:
4.35% Sr. Unsec. Nts. , 9/10/24[1]		1,330,000	1,442,764
4.55% Sr. Unsec. Nts. , 3/29/26[1]		2,005,000	2,221,274
Republic of Indonesia:
3.85% Sr. Unsec. Nts. , 7/18/27[1]		1,075,000	1,161,269
4.125% Sr. Unsec. Nts. , 1/15/25[1]		1,260,000	1,363,185
8.125% Sr. Unsec. Nts. , 5/15/24	IDR	179,000,000,000	14,195,991
Series FR56, 8.375% Sr. Unsec. Nts. , 9/15/26	IDR	260,905,000,000	21,157,666
Series FR59, 7.00% Sr. Unsec. Nts. , 5/15/27	IDR	45,000,000,000	3,370,535
Series FR64, 6.125% Sr. Unsec. Nts. , 5/15/28	IDR	40,000,000,000	2,828,268
Series FR74, 7.50% Sr. Unsec. Nts. , 8/15/32	IDR	287,520,000,000	21,540,312
Series FR78, 8.25% Sr. Unsec. Nts. , 5/15/29	IDR	70,900,000,000	5,750,818
Series FR82, 7.00% Sr. Unsec. Nts. , 9/15/30	IDR	90,000,000,000	6,782,131
Series FR83, 7.50% Sr. Unsec. Nts. , 4/15/40	IDR	63,750,000,000	4,761,992
			86,576,205

12 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Italy—2.9%
Republic of Italy:
2.80% Bonds, 3/1/67[1]	EUR	58,701,000	$ 77,156,910
3.35% Unsec. Nts. , 3/1/35[1]	EUR	12,600,000	17,688,429
			94,845,339
Ivory Coast—0.3%
Republic of Cote d'Ivoire:
5.25% Sr. Unsec. Nts. , 3/22/30[1]	EUR	5,125,000	5,914,789
6.875% Sr. Unsec. Nts. , 10/17/40[1]	EUR	2,450,000	2,918,596
			8,833,385
Kenya—0.1%
Republic of Kenya, 6.875% Sr. Unsec. Nts. , 6/24/241		3,750,000	4,072,913
Mexico—1.4%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	172,455,000	8,749,202
Series M20, 8.50% Sr. Unsec. Nts. , 5/31/29	MXN	613,300,000	36,634,739
			45,383,941
Netherlands—2.0%
Kingdom of the Netherlands, 0.50% Bonds, 1/15/401	EUR	53,500,000	65,103,109
Nigeria—0.1%
Federal Republic of Nigeria, 7.696% Sr. Unsec. Nts. , 2/23/38[1]		3,750,000	3,776,460
Oman—0.2%
Sultanate of Oman, 3.875% Sr. Unsec. Nts. , 3/8/22[1]		7,045,000	7,133,063
Panama—0.2%
Republic of Panama, 3.75% Sr. Unsec. Nts. , 4/17/26[1]		5,150,000	5,476,368
Paraguay—0.3%
Republic of Paraguay:
4.625% Sr. Unsec. Nts. , 1/25/23[1]		6,950,000	7,361,266
5.40% Sr. Unsec. Nts. , 3/30/50[1]		1,875,000	2,202,553
			9,563,819
Portugal—1.3%
Portuguese Republic:
0.475% Unsec. Nts. , 10/18/30[1]	EUR	28,125,000	31,919,273
2.125% Sr. Unsec. Nts. , 10/17/28[1]	EUR	7,430,000	9,683,816
			41,603,089
Russia—1.8%
Russian Federation:
Series 6212, 7.05% Bonds, 1/19/28	RUB	750,000,000	12,469,560
Series 6221, 7.70% Bonds, 3/23/33	RUB	1,100,000,000	19,365,248

13 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Russia (Continued)
Russian Federation: (Continued)
Series 6225, 7.25% Bonds, 5/10/34	RUB	1,562,500,000	$ 26,588,465
			58,423,273
Senegal—0.3%
Republic of Senegal:
6.25% Sr. Unsec. Nts. , 7/30/24[1]		3,750,000	4,170,514
6.75% Sr. Unsec. Nts. , 3/13/48[1]		6,485,000	6,659,855
			10,830,369
South Africa—1.8%
Republic of South Africa:
5.875% Sr. Unsec. Nts. , 5/30/22		3,495,000	3,744,368
Series 2023, 7.75% Sr. Unsec. Nts. , 2/28/23	ZAR	62,500,000	4,286,738
Series 2037, 8.50% Sr. Unsec. Nts. , 1/31/37	ZAR	264,900,000	15,647,203
Series 2048, 8.75% Sr. Unsec. Nts. , 2/28/48	ZAR	230,000,000	13,421,328
Series R186, 10.50% Sr. Unsec. Nts. , 12/21/26	ZAR	290,825,000	21,875,094
			58,974,731
Spain—0.9%
Kingdom of Spain, 0.50% Sr. Unsec. Nts. , 4/30/301	EUR	26,850,000	30,469,794
Sri Lanka—0.7%
Democratic Socialist Republic of Sri Lanka:
5.875% Sr. Unsec. Nts. , 7/25/22[1]		3,370,000	3,432,277
6.20% Sr. Unsec. Nts. , 5/11/27[1]		490,000	468,624
6.25% Sr. Unsec. Nts. , 10/4/20[1]		7,520,000	7,621,520
6.25% Sr. Unsec. Nts. , 7/27/21[1]		6,990,000	7,154,265
6.35% Sr. Unsec. Nts. , 6/28/24[1]		2,790,000	2,817,900
6.75% Sr. Unsec. Nts. , 4/18/28[1]		600,000	581,969
			22,076,555
Supranational—0.1%
European Bank for Reconstruction & Development, 6.85% Sr.
Unsec. Nts. , 6/21/21	IDR	20,200,000,000	1,509,872
International Finance Corp. , 16.721% Sr. Unsec. Nts. ,
2/15/29[1,7]	TRY	10,300,000	727,372
			2,237,244
Thailand—0.5%
Kingdom of Thailand, 2.125% Sr. Unsec. Nts. , 12/17/26	THB	490,000,000	16,682,311
Turkey—0.7%
Republic of Turkey:
8.50% Bonds, 9/14/22	TRY	39,500,000	6,441,706
10.70% Bonds, 2/17/21	TRY	54,955,000	9,283,513
12.40% Bonds, 3/8/28	TRY	33,500,000	6,386,817
			22,112,036

14 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Ukraine—0.2%
Ukraine:
7.375% Sr. Unsec. Nts. , 9/25/32[1]	$3,750,000	$ 4,155,885
7.75% Sr. Unsec. Nts. , 9/1/26[1]	2,410,000	2,736,651
		6,892,536
Total Foreign Government Obligations (Cost $943,661,294)		914,832,084
Variable Rate Senior Loan Interests—0.5%
Albertson's LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B7, 4.395% [LIBOR12+275], 11/17/25[9,10]	151,621	151,962
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B, 4.426% [LIBOR4+275], 7/15/25[5,9,10]	1,097,179	1,085,522
American Greetings Corp. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.145% [LIBOR12+450], 4/6/24[9,10]	1,288,083	1,239,780
Bausch Health Americas, Inc. , Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 4.42% 11/27/25[9,10]	1,506,686	1,513,805
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 4.549% [LIBOR4+275],
12/23/24[9,10]	1,671,472	1,672,893
Charter Communications Operating LLC, Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.55% 4/30/25[9,10]	1,552,041	1,562,470
Claire's Stores, Inc. , Sr. Sec. , Term B, 8.421% 12/18/26[9,10]	190,507	185,030
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B5, 4.24% 4/15/27[9,10]	1,555,000	1,563,747
Dun & Bradstreet Corp. (The), Sr. Sec. Credit Facilities 1st Lien
Term Loan, Tranche B, 6.661% [LIBOR12+500], 2/6/26[9,10]	1,043,000	1,050,431
iHeartCommunications, Inc. , Sr. Sec. Credit Facilities 1st Lien
Exit Term Loan, 5.781% [LIBOR12+400], 5/1/26[9,10]	403,259	404,317
Murray Energy Corp. , Sr. Sec. Credit Facilities 1st Lien Term
Loan, Tranche B2, 9.354% [LIBOR4+725], 10/17/22[9,10,11]	1,264,153	237,484
PetSmart, Inc. , Sr. Sec. Credit Facilities 1st Lien Term Loan,
Tranche B, 5.67% [LIBOR12+400], 3/11/22[9,10]	1,096,582	1,095,628
Reynolds Group Holdings, Inc. , Sr. Sec. Credit Facilities 1st
Lien Term Loan, 4.395% [LIBOR12+300], 2/5/23[5,9,10]	1,550,005	1,554,585
Scientific Games International, Inc. , Sr. Sec. Credit Facilities
1st Lien Term Loan, Tranche B5, 4.395% [LIBOR6+275],
8/14/24[9,10]	1,611,120	1,609,107
Windstream Services LLC, Sr. Sec. Credit Facilities Term Loan,
Tranche B6, 9.75% [PRIME4+500], 3/29/21[9,10,11]	382,540	372,294
Total Corporate Loans (Cost $16,045,556)		15,299,055

Corporate Bonds and Notes—35.9%
Consumer Discretionary—6.6%
Auto Components—0.2%
Adient Global Holdings Ltd. , 4.875% Sr. Unsec. Nts. , 8/15/26[1]	895,000	845,753
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. , 5.75%
Sr. Unsec. Nts. , 7/15/27[1]	1,475,000	1,537,724
Dana Financing Luxembourg Sarl, 6.50% Sr. Unsec. Nts. ,
6/1/26[1]	784,000	833,314
Dana, Inc. , 5.375% Sr. Unsec. Nts. , 11/15/27	669,000	693,251

15 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Components (Continued)
Panther BF Aggregator 2 LP/Panther Finance Co. , Inc.:
6.25% Sr. Sec. Nts. , 5/15/26[1]	$373,000	$ 400,780
8.50% Sr. Unsec. Nts. , 5/15/27[1]	804,000	865,787
Tenneco, Inc. , 5.375% Sr. Unsec. Nts. , 12/15/24	1,801,000	1,689,185
United Rentals North America, Inc. , 4.875% Sr. Unsec. Nts. ,
1/15/28	811,000	846,968
		7,712,762
Automobiles—0.8%
Ford Motor Credit Co. LLC:
4.134% Sr. Unsec. Nts. , 8/4/25	7,500,000	7,706,971
5.113% Sr. Unsec. Nts. , 5/3/29	2,500,000	2,627,952
5.584% Sr. Unsec. Nts. , 3/18/24	3,490,000	3,807,181
General Motors Financial Co. , Inc.:
4.20% Sr. Unsec. Nts. , 11/6/21	3,540,000	3,664,561
5.10% Sr. Unsec. Nts. , 1/17/24	3,490,000	3,831,923
JB Poindexter & Co. , Inc. , 7.125% Sr. Unsec. Nts. , 4/15/26[1]	2,637,000	2,842,284
		24,480,872
Distributors—0.1%
Core & Main Holdings LP, 9.375% PIK Rate, 8.625% Cash
Rate, 8.625% Sr. Unsec. Nts. , 9/15/24[1,12]	3,525,000	3,685,088
Resideo Funding, Inc. , 6.125% Sr. Unsec. Nts. , 11/1/26[1]	627,000	617,579
		4,302,667
Diversified Consumer Services—0.1%
GEMS MENASA Cayman Ltd. /GEMS Education Delaware LLC,
7.125% Sr. Sec. Nts. , 7/31/26[1]	2,370,000	2,478,463
Service Corp. International, 4.625% Sr. Unsec. Nts. , 12/15/27	405,000	424,429
		2,902,892
Entertainment—0.3%
AMC Entertainment Holdings, Inc.:
5.75% Sr. Sub. Nts. , 6/15/25	652,000	580,877
5.875% Sr. Sub. Nts. , 11/15/26	1,981,000	1,718,166
Netflix, Inc.:
5.375% Sr. Unsec. Nts. , 11/15/29[1]	780,000	850,426
5.75% Sr. Unsec. Nts. , 3/1/24	1,418,000	1,574,568
5.875% Sr. Unsec. Nts. , 11/15/28	4,902,000	5,529,456
		10,253,493
Hotels, Restaurants & Leisure—1.9%
1011778 B. C. ULC/New Red Finance, Inc.:
4.25% Sr. Sec. Nts. , 5/15/24[1]	829,000	848,345
5.00% Sec. Nts. , 10/15/25[1]	2,454,000	2,534,430
Aramark Services, Inc. , 4.75% Sr. Unsec. Nts. , 6/1/26	549,000	572,235
Boyd Gaming Corp.:
6.00% Sr. Unsec. Nts. , 8/15/26	1,615,000	1,720,536
6.375% Sr. Unsec. Nts. , 4/1/26	259,000	275,861

16 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
CEC Entertainment, Inc. , 8.00% Sr. Unsec. Nts. , 2/15/22		$548,000	$ 542,691
Diamond Resorts International, Inc. , 7.75% Sr. Sec. Nts. ,
9/1/23[1]		382,000	393,838
Downstream Development Authority of the Quapaw Tribe of
Oklahoma, 10.50% Sr. Sec. Nts. , 2/15/23[1]		389,000	405,488
Golden Nugget, Inc. , 8.75% Sr. Sub. Nts. , 10/1/25[1]		1,323,000	1,393,463
International Game Technology plc, 6.25% Sr. Sec. Nts. ,
2/15/22[1]		7,025,000	7,371,192
KFC Holding Co. /Pizza Hut Holdings LLC/Taco Bell of America LLC:
4.75% Sr. Unsec. Nts. , 6/1/27[1]		428,000	451,875
5.25% Sr. Unsec. Nts. , 6/1/26[1]		1,002,000	1,052,125
Marriott Ownership Resorts, Inc. , 4.75% Sr. Unsec. Nts. ,
1/15/28[1]		3,034,000	3,110,904
Melco Resorts Finance Ltd.:
4.875% Sr. Unsec. Nts. , 6/6/25[1]		9,250,000	9,425,864
5.625% Sr. Unsec. Nts. , 7/17/27[1]		675,000	685,792
MGM China Holdings Ltd.:
5.375% Sr. Unsec. Nts. , 5/15/24[1]		3,495,000	3,589,662
5.875% Sr. Unsec. Nts. , 5/15/26[1]		3,200,000	3,317,997
MGM Resorts International:
4.625% Sr. Unsec. Nts. , 9/1/26		1,290,000	1,356,341
5.75% Sr. Unsec. Nts. , 6/15/25		538,000	601,113
6.00% Sr. Unsec. Nts. , 3/15/23		3,276,000	3,601,258
Party City Holdings, Inc. , 6.625% Sr. Unsec. Nts. , 8/1/26[1]		645,000	464,400
Penn National Gaming, Inc. , 5.625% Sr. Unsec. Nts. , 1/15/27[1]		817,000	859,854
Sazka Group AS:
3.875% Sr. Unsec. Nts, 2/15/27[1,5]	EUR	2,250,000	2,492,530
4.125% Sr. Unsec. Nts. , 11/20/24[1]	EUR	3,000,000	3,464,089
Scientific Games International, Inc. , 7.00% Sr. Unsec. Nts. ,
5/15/28[1]		849,000	896,735
Viking Cruises Ltd. , 5.875% Sr. Unsec. Nts. , 9/15/27[1]		449,000	461,078
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
5.25% Sr. Unsec. Nts. , 5/15/27[1]		1,075,000	1,116,656
5.50% Sr. Unsec. Nts. , 3/1/25[1]		1,395,000	1,457,761
Wynn Macau Ltd.:
4.875% Sr. Unsec. Nts. , 10/1/24[1]		7,297,000	7,385,184
5.50% Sr. Unsec. Nts. , 10/1/27[1]		164,000	167,276
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. ,
5.125% Sr. Unsec. Nts. , 10/1/29[1]		1,020,000	1,060,162
			63,076,735
Household Durables—0.7%
Beazer Homes USA, Inc. , 6.75% Sr. Unsec. Nts. , 3/15/25		1,508,000	1,587,796
Lennar Corp. :
4.50% Sr. Unsec. Nts. , 4/30/24		419,000	448,156
4.75% Sr. Unsec. Nts. , 4/1/21		7,075,000	7,255,908
4.75% Sr. Unsec. Nts. , 5/30/25		1,067,000	1,167,324
5.00% Sr. Unsec. Nts. , 6/15/27		1,645,000	1,826,522
5.25% Sr. Unsec. Nts. , 6/1/26		705,000	782,795

17 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables (Continued)
Mattamy Group Corp. , 5.25% Sr. Unsec. Nts. , 12/15/27[1]	$942,000	$ 989,100
Meritage Homes Corp. , 5.125% Sr. Unsec. Nts. , 6/6/27	1,458,000	1,571,502
Spectrum Brands, Inc. , 5.00% Sr. Unsec. Nts. , 10/1/29[1]	2,230,000	2,323,666
Taylor Morrison Communities, Inc. , 5.75% Sr. Unsec. Nts. ,
1/15/28[1]	1,179,000	1,294,362
Taylor Morrison Communities, Inc. /Taylor Morrison Holdings II,
Inc. , 5.875% Sr. Unsec. Nts. , 4/15/23[1]	3,232,000	3,491,901
William Lyon Homes, Inc. , 5.875% Sr. Unsec. Nts. , 1/31/25	868,000	896,570
		23,635,602
Interactive Media & Services—0.2%
Cable Onda SA, 4.50% Sr. Unsec. Nts. , 1/30/30[1]	730,000	756,017
Cumulus Media New Holdings, Inc. , 6.75% Sr. Sec. Nts. ,
7/1/26[1]	1,308,000	1,377,486
Diamond Sports Group LLC/Diamond Sports Finance Co.:
5.375% Sr. Sec. Nts. , 8/15/26[1]	3,482,000	3,474,952
6.625% Sr. Unsec. Nts. , 8/15/27[1]	1,489,000	1,394,970
		7,003,425
Internet & Catalog Retail—0.0%
Prosus NV, 3.68% Sr. Unsec. Nts. , 1/21/30[1]	255,000	262,637
Leisure Equipment & Products—0.1%
Mattel, Inc. , 6.75% Sr. Unsec. Nts. , 12/31/25[1]	1,217,000	1,307,770
Media—1.3%
Affinion Group, Inc. , 14% PIK Rate, 12.5% Cash Rate,
12.50% Sr. Unsec. Nts. , 11/10/22[1,12]	2,917,553	1,779,707
Altice Financing SA, 7.50% Sr. Sec. Nts. , 5/15/26[1]	891,000	953,860
AMC Networks, Inc.:
4.75% Sr. Unsec. Nts. , 8/1/25	659,000	666,687
5.00% Sr. Unsec. Nts. , 4/1/24	2,504,000	2,560,340
Belo Corp. , 7.75% Sr. Unsec. Nts. , 6/1/27	898,000	1,051,308
Cablevision Systems Corp. , 5.875% Sr. Unsec. Nts. , 9/15/22	411,000	442,557
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.00% Sr. Unsec. Nts. , 3/1/23[1]	411,000	418,188
5.00% Sr. Unsec. Nts. , 2/1/28[1]	749,000	785,881
5.125% Sr. Unsec. Nts. , 5/1/23[1]	632,000	643,322
5.125% Sr. Unsec. Nts. , 5/1/27[1]	1,091,000	1,142,114
5.375% Sr. Unsec. Nts. , 5/1/25[1]	245,000	253,064
5.75% Sr. Unsec. Nts. , 2/15/26[1]	1,790,000	1,881,630
5.875% Sr. Unsec. Nts. , 4/1/24[1]	376,000	388,846
5.875% Sr. Unsec. Nts. , 5/1/27[1]	245,000	258,691
Clear Channel Commuications, Inc. , 9.00% Sr. Nts. ,
12/15/20[11,13,14]	4,005,000	—
CSC Holdings LLC:
5.25% Sr. Unsec. Nts. , 6/1/24	761,000	823,467
5.375% Sr. Unsec. Nts. , 7/15/23[1]	402,000	411,401
5.50% Sr. Unsec. Nts. , 4/15/27[1]	1,676,000	1,781,756

18 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Media (Continued)
CSC Holdings LLC: (Continued)
6.50% Sr. Unsec. Nts. , 2/1/29[1]		$1,618,000	$ 1,811,149
6.625% Sr. Unsec. Nts. , 10/15/25[1]		956,000	1,011,678
10.875% Sr. Unsec. Nts. , 10/15/25[1]		778,000	863,249
DISH DBS Corp. , 5.875% Sr. Unsec. Nts. , 11/15/24		1,280,000	1,297,939
Gray Television, Inc.:
5.125% Sr. Unsec. Nts. , 10/15/24[1]		607,000	627,993
5.875% Sr. Unsec. Nts. , 7/15/26[1]		581,000	608,946
iHeartCommunications, Inc. , 8.375% Sr. Unsec. Nts. , 5/1/27		1,497,000	1,630,742
Lamar Media Corp. , 5.75% Sr. Unsec. Nts. , 2/1/26		780,000	823,407
MDC Partners, Inc. , 6.50% Sr. Unsec. Nts. , 5/1/24[1]		420,000	381,150
Meredith Corp. , 6.875% Sr. Unsec. Nts. , 2/1/26		1,656,000	1,708,913
Sinclair Television Group, Inc. , 5.625% Sr. Unsec. Nts. , 8/1/24[1]		1,001,000	1,031,866
Sirius XM Radio, Inc.:
4.625% Sr. Unsec. Nts. , 7/15/24[1]		1,330,000	1,381,817
5.375% Sr. Unsec. Nts. , 7/15/26[1]		1,780,000	1,882,003
5.50% Sr. Unsec. Nts. , 7/1/29[1]		1,280,000	1,379,840
TEGNA, Inc. , 5.50% Sr. Unsec. Nts. , 9/15/24[1]		609,000	628,031
Telenet Finance Luxembourg Notes Sarl, 5.50% Sr. Sec. Nts. ,
3/1/28[1]		2,125,000	2,273,750
UPC Holding BV, 5.50% Sr. Sec. Nts. , 1/15/28[1]		2,000,000	2,083,700
Virgin Media Secured Finance plc:
5.50% Sr. Sec. Nts. , 8/15/26[1]		1,951,000	2,050,681
5.50% Sr. Sec. Nts. , 5/15/29[1]		317,000	334,229
VTR Finance BV, 6.875% Sr. Sec. Nts. , 1/15/24[1]		2,222,000	2,276,628
Ziggo BV, 5.50% Sr. Sec. Nts. , 1/15/27[1]		1,039,000	1,103,262
			43,433,792
Multiline Retail—0.1%
Future Retail Ltd. , 5.60% Sr. Sec. Nts. , 1/22/25[1]		3,750,000	3,783,547
Specialty Retail—0.5%
eG Global Finance plc, 6.25% Sr. Sec. Nts. , 10/30/25[1]	EUR	600,000	691,215
L Brands, Inc.:
5.25% Sr. Unsec. Nts. , 2/1/28		326,000	324,158
6.875% Sr. Unsec. Nts. , 11/1/35		3,443,000	3,457,719
7.50% Sr. Unsec. Nts. , 6/15/29		1,360,000	1,463,666
Lithia Motors, Inc.:
4.625% Sr. Unsec. Nts. , 12/15/27[1]		565,000	579,125
5.25% Sr. Unsec. Nts. , 8/1/25[1]		1,953,000	2,022,166
Michaels Stores, Inc. , 8.00% Sr. Unsec. Nts. , 7/15/27[1]		1,776,000	1,597,246
Murphy Oil USA, Inc. , 5.625% Sr. Unsec. Nts. , 5/1/27		1,656,000	1,784,915
Penske Automotive Group, Inc. , 5.50% Sr. Sub. Nts. , 5/15/26		2,186,000	2,266,663
PetSmart, Inc. , 5.875% Sr. Sec. Nts. , 6/1/25[1]		746,000	770,245
			14,957,118
Textiles, Apparel & Luxury Goods—0.3%
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC,
7.50% Sr. Sec. Nts. , 5/1/25[1]		690,000	552,286

19 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Textiles, Apparel & Luxury Goods (Continued)
Hanesbrands, Inc.:
4.625% Sr. Unsec. Nts. , 5/15/24[1]		$4,435,000	$ 4,654,910
4.875% Sr. Unsec. Nts. , 5/15/26[1]		2,397,000	2,530,273
William Carter Co. (The), 5.625% Sr. Unsec. Nts. , 3/15/27[1]		2,122,000	2,264,551
			10,002,020
Consumer Staples—1.0%
Beverages—0.2%
Coca-Cola Icecek AS, 4.215% Sr. Unsec. Nts. , 9/19/24[1]		7,030,000	7,253,202
Food & Staples Retailing—0.2%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/Albertson's LLC:
4.625% Sr. Unsec. Nts. , 1/15/27[1,5]		1,242,000	1,261,537
5.75% Sr. Unsec. Nts. , 3/15/25		396,000	411,022
7.50% Sr. Unsec. Nts. , 3/15/26[1]		690,000	765,468
Aramark Services, Inc. , 5.00% Sr. Unsec. Nts. , 2/1/28[1]		653,000	685,226
Ingles Markets, Inc. , 5.75% Sr. Unsec. Nts. , 6/15/23		615,000	627,036
Quatrim SASU, 5.875% Sr. Sec. Nts. , 1/15/24[1]	EUR	100,000	116,034
US Foods, Inc. , 5.875% Sr. Unsec. Nts. , 6/15/24[1]		1,722,000	1,764,559
			5,630,882
Food Products—0.3%
Albertsons Cos. LLC/Safeway, Inc. /New Albertsons LP/
Albertson's LLC, 5.875% Sr. Unsec. Nts. , 2/15/28[1]		695,000	743,198
Darling Ingredients, Inc. , 5.25% Sr. Unsec. Nts. , 4/15/27[1]		322,000	340,458
JBS USA LUX SA/JBS USA Food Co. /JBS USA Finance, Inc. ,
5.50% Sr. Unsec. Nts. , 1/15/30[1]		1,448,000	1,566,519
Lamb Weston Holdings, Inc. , 4.625% Sr. Unsec. Nts. , 11/1/24[1]		695,000	731,199
Pilgrim's Pride Corp.:
5.75% Sr. Unsec. Nts. , 3/15/25[1]		664,000	683,644
5.875% Sr. Unsec. Nts. , 9/30/27[1]		1,682,000	1,787,209
Simmons Foods, Inc.:
5.75% Sec. Nts. , 11/1/24[1]		1,294,000	1,309,638
7.75% Sr. Sec. Nts. , 1/15/24[1]		324,000	347,625
TreeHouse Foods, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/24[1]		1,972,000	2,030,342
			9,539,832
Household Products—0.3%
Controladora Mabe SA de CV, 5.60% Sr. Unsec. Nts. ,
10/23/28[1]		5,215,000	5,880,708
Energizer Holdings, Inc.:
6.375% Sr. Unsec. Nts. , 7/15/26[1]		264,000	281,662
7.75% Sr. Unsec. Nts. , 1/15/27[1]		949,000	1,048,076
Reynolds Group Issuer, Inc. /Reynolds Group Issuer LLC/
Reynolds Group Issuer Luxembourg SA, 5.125% Sr. Sec. Nts. ,
7/15/23[1]		872,000	894,528
Spectrum Brands, Inc. , 6.125% Sr. Unsec. Nts. , 12/15/24		695,000	718,918
			8,823,892

20 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Personal Products—0.0%
First Quality Finance Co. , Inc. , 5.00% Sr. Unsec. Nts. , 7/1/25[1]	$641,000	$ 671,713
Energy—4.2%
Energy Equipment & Services—0.3%
ADES International Holding plc, 8.625% Sr. Sec. Nts. ,
4/24/24[1]	1,300,000	1,351,350
Antero Midstream Partners LP/Antero Midstream Finance
Corp. , 5.75% Sr. Unsec. Nts. , 1/15/28[1]	1,822,000	1,421,570
Basic Energy Services, Inc. , 10.75% Sr. Sec. Nts. , 10/15/23[1]	529,000	341,205
CSI Compressco LP/CSI Compressco Finance, Inc. , 7.50% Sr.
Sec. Nts. , 4/1/25[1]	481,000	478,997
Ensign Drilling, Inc. , 9.25% Sr. Unsec. Nts. , 4/15/24[1]	402,000	377,876
McDermott Technology Americas, Inc. /McDermott Technology
US, Inc. , 10.625% Sr. Unsec. Nts. , 5/1/24[1]	3,530,000	468,819
Nabors Industries, Inc. , 5.75% Sr. Unsec. Nts. , 2/1/25	685,000	563,697
Precision Drilling Corp. , 7.125% Sr. Unsec. Nts. , 1/15/26[1]	456,000	434,498
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.125% Sr. Unsec. Nts. , 2/1/25	1,692,000	1,746,973
5.50% Sr. Unsec. Nts. , 3/1/30[1]	342,000	353,149
Tervita Escrow Corp. , 7.625% Sec. Nts. , 12/1/21[1]	405,000	412,999
Transocean, Inc. , 8.00% Sr. Unsec. Nts. , 2/1/27[1]	410,000	382,141
		8,333,274
Oil, Gas & Consumable Fuels—3.9%
Antero Resources Corp.:
5.125% Sr. Unsec. Nts. , 12/1/22	296,000	255,827
5.375% Sr. Unsec. Nts. , 11/1/21	695,000	664,990
Ascent Resources Utica Holdings LLC/ARU Finance Corp. ,
10.00% Sr. Unsec. Nts. , 4/1/22[1]	1,035,000	1,016,881
Bayan Resources Tbk PT, 6.125% Sr. Unsec. Nts. , 1/24/23[1]	3,375,000	3,311,069
Callon Petroleum Co. , 6.375% Sr. Unsec. Nts. , 7/1/26	1,799,000	1,705,178
Calumet Specialty Products Partners LP/Calumet Finance
Corp. , 7.625% Sr. Unsec. Nts. , 1/15/22	1,608,000	1,610,512
Carrizo Oil & Gas, Inc.:
6.25% Sr. Unsec. Nts. , 4/15/23	160,000	160,798
8.25% Sr. Unsec. Nts. , 7/15/25	324,000	331,512
CITGO Petroleum Corp. , 6.25% Sr. Sec. Nts. , 8/15/22[1]	195,000	197,683
CNX Resources Corp. , 5.875% Sr. Unsec. Nts. , 4/15/22	323,000	319,770
Comstock Resources, Inc. , 9.75% Sr. Unsec. Nts. , 8/15/26	459,000	375,174
Cosan Ltd. , 5.50% Sr. Unsec. Nts. , 9/20/29[1]	4,070,000	4,339,678
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% Sr. Unsec. Nts. , 5/1/27[1]	1,321,000	1,332,658
5.75% Sr. Unsec. Nts. , 4/1/25	185,000	188,291
6.25% Sr. Unsec. Nts. , 4/1/23	211,000	213,371
DCP Midstream Operating LP:
4.75% Sr. Unsec. Nts. , 9/30/21[1]	695,000	713,070
5.125% Sr. Unsec. Nts. , 5/15/29	1,902,000	2,010,129
eG Global Finance plc, 8.50% Sr. Sec. Nts. , 10/30/25[1]	688,000	732,434

21 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Energy Transfer Operating LP, 6.25% [US0003M+402.8] Jr.
Sub. Perpetual Bonds[2,15]	$784,000	$ 746,168
EnLink Midstream LLC, 5.375% Sr. Unsec. Nts. , 6/1/29	160,000	145,172
EnLink Midstream Partners LP:
4.40% Sr. Unsec. Nts. , 4/1/24	160,000	153,158
4.85% Sr. Unsec. Nts. , 7/15/26	1,779,000	1,631,917
5.60% Sr. Unsec. Nts. , 4/1/44	1,689,000	1,319,844
Eterna Capital Pte Ltd. , 7.50% PIK Rate, 7.50% Sr. Sec. Nts. ,
12/11/22[1,12]	3,146,517	2,529,013
Eterna Capital Pte Ltd. , 8.00% PIK Rate, 8.00% Sr. Sec. Nts. ,
12/11/22[12]	4,194,488	2,413,381
Genesis Energy LP/Genesis Energy Finance Corp.:
6.25% Sr. Unsec. Nts. , 5/15/26	1,208,000	1,156,935
6.50% Sr. Unsec. Nts. , 10/1/25	620,000	609,144
7.75% Sr. Unsec. Nts. , 2/1/28	432,000	436,117
Geopark Ltd. , 5.50% Sr. Unsec. Nts. , 1/17/27[1]	1,425,000	1,425,000
Gulfport Energy Corp.:
6.00% Sr. Unsec. Nts. , 10/15/24	1,050,000	581,385
6.375% Sr. Unsec. Nts. , 5/15/25	324,000	162,944
6.625% Sr. Unsec. Nts. , 5/1/23	2,297,000	1,568,415
Hess Midstream Operations LP, 5.625% Sr. Unsec. Nts. ,
2/15/26[1]	2,011,000	2,109,594
HighPoint Operating Corp. , 8.75% Sr. Unsec. Nts. , 6/15/25	216,000	199,530
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% Sr. Unsec. Nts. , 10/1/25[1]	315,000	285,732
6.25% Sr. Unsec. Nts. , 11/1/28[1]	1,071,000	956,240
Holly Energy Partners LP/Holly Energy Finance Corp. :
5.00% Sr. Unsec. Nts. , 2/1/28[1,5]	474,000	482,444
6.00% Sr. Unsec. Nts. , 8/1/24[1]	710,000	743,860
Indigo Natural Resources LLC, 6.875% Sr. Unsec. Nts. ,
2/15/26[1]	465,000	426,649
KazTransGas JSC, 4.375% Sr. Unsec. Nts. , 9/26/27 1	4,645,000	4,976,235
Kinder Morgan Energy Partners LP, 3.45% Sr. Unsec. Nts. ,
2/15/23	3,545,000	3,688,817
Medco Bell Pte Ltd. , 6.375% Sr. Sec. Nts. , 1/30/27[1]	1,875,000	1,815,221
Murphy Oil USA, Inc. , 4.75% Sr. Unsec. Nts. , 9/15/29	1,109,000	1,160,957
Murray Energy Corp. , 3% PIK Rate, 9% Cash Rate, 12.00%
Sec. Nts. , 4/15/24[1,11,12]	5,744,632	7,238
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625% Sr.
Unsec. Nts. , 11/8/26[1]	1,800,000	1,922,977
NGL Energy Partners LP/NGL Energy Finance Corp. :
7.50% Sr. Unsec. Nts. , 11/1/23	338,000	337,895
7.50% Sr. Unsec. Nts. , 4/15/26[1]	440,000	427,844
NuStar Logistics LP:
4.80% Sr. Unsec. Nts. , 9/1/20	695,000	702,219
6.00% Sr. Unsec. Nts. , 6/1/26	2,349,000	2,476,020
Oasis Petroleum, Inc.:
6.25% Sr. Unsec. Nts. , 5/1/26[1]	867,000	663,277
6.875% Sr. Unsec. Nts. , 1/15/23	1,400,000	1,327,812

22 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Oil, Gas & Consumable Fuels (Continued)
Occidental Petroleum Corp. , 2.70% Sr. Unsec. Nts. , 8/15/22		$2,100,000	$ 2,134,900
Oil India International Pte Ltd. , 4.00% Sr. Unsec. Nts. ,
4/21/27[1]		4,881,000	5,131,371
Parkland Fuel Corp. , 6.00% Sr. Unsec. Nts. , 4/1/26[1]		2,449,000	2,582,103
PBF Holding Co. LLC/PBF Finance Corp.:
6.00% Sr. Unsec. Nts. , 2/15/28[1]		920,000	943,092
7.00% Sr. Unsec. Nts. , 11/15/23		435,000	449,566
7.25% Sr. Unsec. Nts. , 6/15/25		488,000	519,312
Petrobras Global Finance BV:
6.85% Sr. Unsec. Nts. , 6/5/15		520,000	621,106
6.90% Sr. Unsec. Nts. , 3/19/49		3,145,000	3,843,583
Petroleos Mexicanos:
3.75% Sr. Unsec. Nts. , 4/16/26[1]	EUR	3,560,000	4,113,550
4.50% Sr. Unsec. Nts. , 1/23/26		7,000,000	7,156,222
5.95% Sr. Unsec. Nts. , 1/28/31[1]		3,200,000	3,237,600
7.69% Sr. Unsec. Nts. , 1/23/50[1]		3,919,000	4,326,282
Puma International Financing SA:
5.00% Sr. Unsec. Nts. , 1/24/26[1]		2,600,000	2,452,378
5.125% Sr. Unsec. Nts. , 10/6/24[1]		3,750,000	3,692,145
QEP Resources, Inc.:
5.625% Sr. Unsec. Nts. , 3/1/26		2,450,000	2,191,280
6.875% Sr. Unsec. Nts. , 3/1/21		695,000	713,522
Reliance Industries Ltd. , 7.00% Unsec. Nts. , 8/31/22	INR	540,000,000	7,680,607
Rockpoint Gas Storage Canada Ltd. , 7.00% Sr. Sec. Nts. ,
3/31/23[1]		435,000	426,209
Southwestern Energy Co.:
6.20% Sr. Unsec. Nts. , 1/23/25		162,000	135,268
7.50% Sr. Unsec. Nts. , 4/1/26		1,415,000	1,184,673
SRC Energy, Inc. , 6.25% Sr. Unsec. Nts. , 12/1/25		443,000	447,426
Sunoco LP/Sunoco Finance Corp. :
4.875% Sr. Unsec. Nts. , 1/15/23		409,000	420,928
5.50% Sr. Unsec. Nts. , 2/15/26		217,000	223,859
5.875% Sr. Unsec. Nts. , 3/15/28		2,104,000	2,244,332
6.00% Sr. Unsec. Nts. , 4/15/27		322,000	340,448
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.00% Sr. Unsec. Nts. , 1/15/28		1,067,000	1,088,151
5.25% Sr. Unsec. Nts. , 5/1/23		2,005,000	2,026,724
5.875% Sr. Unsec. Nts. , 4/15/26		3,328,000	3,517,277
6.50% Sr. Unsec. Nts. , 7/15/27		319,000	348,507
Transcanada Trust, 5.875% [US0003M+464] Jr. Sub. Nts. ,
8/15/76[2]		3,545,000	3,852,511
Whiting Petroleum Corp. :
5.75% Sr. Unsec. Nts. , 3/15/21		296,000	277,426
6.625% Sr. Unsec. Nts. , 1/15/26		1,105,000	621,535
			128,012,072

23 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Financials—11.8%
Capital Markets—1.3%
Credit Suisse Group AG:
5.10% [H15T5Y+329.3] Jr. Sub. Perpetual Bonds1,2,15		$415,000	$ 419,669
7.50% [USSW5+459.8] Jr. Sub. Perpetual Bonds[1,2,15]		10,330,000	11,736,925
MSCI, Inc. , 5.75% Sr. Unsec. Nts. , 8/15/25[1]		1,701,000	1,779,144
Prime Security Services Borrower LLC/Prime Finance, Inc. ,
9.25% Sec. Nts. , 5/15/23[1]		2,031,000	2,131,281
Standard Life Aberdeen plc, 4.25% Sub. Nts. , 6/30/28[1]		5,625,000	5,870,919
UBS Group Funding Switzerland AG:
6.875% [USISDA05+549.65] Jr. Sub. Perpetual Bonds[1,2,15]		11,105,000	11,548,245
7.00% [USSW5+486.6] Jr. Sub. Perpetual Bonds[1,2,15]		3,445,000	3,934,414
7.125% [USSW5+588.3] Jr. Sub. Perpetual Bonds[1,2,15]		5,426,000	5,748,641
			43,169,238
Commercial Banks—5.3%
Banca Monte dei Paschi di Siena SpA, 5.375%
[EUSA5+500.5] Sub. Nts. , 1/18/28[1,2]	EUR	2,250,000	2,318,344
Banco Bilbao Vizcaya Argentaria SA:
6.00% [EUSA5+603.9] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	1,060,000	1,323,659
8.875% [EUSA5+917.7] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	4,305,000	5,211,996
Banco Bradesco SA (Cayman), 3.20% Sr. Unsec. Nts. ,
1/27/25[1]		4,500,000	4,530,150
Banco Comercial Portugues SA:
4.50% [EUSA5+426.7] Sub. Nts. , 12/7/27[1,2]	EUR	1,200,000	1,411,668
9.25% [EUSA5+941.4] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	947,000	1,192,539
Banco del Estado de Chile, 2.704% Sr. Unsec. Nts. , 1/9/25[1]		3,750,000	3,783,750
Banco do Brasil SA (Cayman), 4.75% Sr. Unsec. Nts. , 3/20/24[1]		2,562,000	2,723,432
Banco Santander SA, 5.25% [EUSA5+499.9] Jr. Sub.
Perpetual Bonds[1,2,15]	EUR	9,200,000	11,019,684
Banco Votorantim SA, 4.50% Sr. Unsec. Nts. , 9/24/24[1]		3,500,000	3,679,375
Bank Leumi Le-Israel BM, 3.275% [H15T5Y+163.1] Sub. Nts. ,
1/29/31[1,2]		1,875,000	1,877,062
Bank of China Ltd. , 5.00% Sub. Nts. , 11/13/24[1]		1,410,000	1,556,720
Bankia SA, 6.375% [EUSA5+622.4] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	1,800,000	2,213,207
Bankinter SA, 8.625% [EUSA5+886.7] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	3,255,000	3,972,845
Barclays plc, 7.875% [USSW5+677.2] Jr. Sub. Perpetual
Bonds[1,2,15]		3,140,000	3,406,843
BNP Paribas SA:
6.625% [USISDA05+414.9] Jr. Sub. Perpetual Bonds[1,2,15]		3,750,000	4,090,106
6.75% [USSW5+491.6] Jr. Sub. Perpetual Bonds[1,2,15]		6,000,000	6,376,860
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,15]		2,720,000	2,863,167
7.625% [USSW5+631.4] Jr. Sub. Perpetual Bonds[1,2,15]		6,835,000	7,194,760
CaixaBank SA, 6.75% [EUSA5+649.8] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	4,470,000	5,679,383
CIT Group, Inc.:
4.125% Sr. Unsec. Nts. , 3/9/21		1,150,000	1,170,493
5.00% Sr. Unsec. Nts. , 8/15/22		350,000	372,748

24 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Commercial Banks (Continued)
CIT Group, Inc. : (Continued)
5.25% Sr. Unsec. Nts. , 3/7/25		$690,000	$ 758,714
Cooperatieve Rabobank UA:
4.625% [EUSA5+409.8] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	5,200,000	6,428,092
6.625% [EUSA5+669.7] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	7,085,000	8,523,977
Credit Agricole SA, 6.875% [USSW5+431.9] Jr. Sub. Perpetual
Bonds[1,2,15]		1,725,000	1,905,168
Credit Suisse AG, 6.50% Sub. Nts. , 8/8/23[1]		7,080,000	7,940,439
Danske Bank AS:
1.375% [EUSA5+170] Sub. Nts. , 2/12/30[1,2]	EUR	3,750,000	4,207,006
2.50% [EUSA5+250] Sub. Nts. , 6/21/29[1,2]	EUR	3,750,000	4,428,200
5.75% [EUSA6+464] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	3,750,000	4,192,084
5.875% [EUSA7+547.1] Jr. Sub. Perpetual Bonds[1,2,15]	EUR	3,330,000	4,007,053
6.125% [USSW7+389.6] Jr. Sub. Perpetual Bonds[1,2,15]		2,625,000	2,800,547
7.00% [H15T7Y+413] Jr. Sub. Perpetual Bonds1,2,15		1,875,000	2,093,893
DNB Bank ASA, 2.188% [US0003M+25] Jr. Sub. Perpetual
Bonds[2,15]		1,630,000	1,261,212
Global Bank Corp. , 5.25% [US0003M+330] Sr. Unsec. Nts. ,
4/16/29[1,2]		4,810,000	5,264,064
Grupo Aval Ltd. , 4.375% Sr. Unsec. Nts. , 2/4/30[1,5]		2,250,000	2,279,250
HSBC Bank plc, 2.375% [US0006M+25] Jr. Sub. Perpetual
Bonds[2,15]		1,130,000	932,250
HSBC Holdings plc, 6.00% [EUSA5+533.8] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	2,995,000	3,844,811
Lloyds Bank plc, 2.135% [US0006M+10] Jr. Sub. Perpetual
Bonds[2,15]		2,250,000	1,975,050
Novo Banco SA:
3.50% Sr. Unsec. Nts. , 2/19/43[1]	EUR	2,250,000	2,432,357
3.50% Sr. Unsec. Nts. , 3/18/43[1]	EUR	1,500,000	1,623,816
Skandinaviska Enskilda Banken AB, 5.75% [USSW5+385] Jr.
Sub. Perpetual Bonds[1,2,15]		7,500,000	7,560,045
Societe Generale SA, 7.375% [USSW5+623.8] Jr. Sub.
Perpetual Bonds[1,2,15]		11,225,000	11,972,304
Standard Chartered plc:
3.516% [H15T5Y+185] Sub. Nts. , 2/12/301,2		1,875,000	1,931,687
7.75% [USSW5+572.3] Jr. Sub. Perpetual Bonds[1,2,15]		7,450,000	8,235,901
			174,566,711
Consumer Finance—0.5%
Ally Financial, Inc. , 8.00% Sr. Unsec. Nts. , 11/1/31		1,099,000	1,552,239
Navient Corp. :
5.00% Sr. Unsec. Nts. , 3/15/27		1,210,000	1,210,000
5.875% Sr. Unsec. Nts. , 10/25/24		913,000	965,415
6.125% Sr. Unsec. Nts. , 3/25/24		1,247,000	1,331,559
6.50% Sr. Unsec. Nts. , 6/15/22		659,000	701,835
6.625% Sr. Unsec. Nts. , 7/26/21		682,000	720,260
6.75% Sr. Unsec. Nts. , 6/25/25		863,000	941,749
6.75% Sr. Unsec. Nts. , 6/15/26		486,000	528,816

25 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Consumer Finance (Continued)
Shriram Transport Finance Co. Ltd. , 5.10% Sr. Sec. Nts. ,
7/16/23[1]		$3,000,000	$ 3,013,935
Springleaf Finance Corp.:
6.875% Sr. Unsec. Nts. , 3/15/25		1,874,000	2,117,601
7.125% Sr. Unsec. Nts. , 3/15/26		2,346,000	2,696,082
			15,779,491
Diversified Financial Services—1.1%
Alpha Holding SA de CV, 10.00% Sr. Unsec. Nts. , 12/19/22[1,5]		1,740,000	1,825,368
ASG Finance Designated Activity Co. , 7.875% Sr. Unsec. Nts. ,
12/3/24[1]		750,000	723,750
Astana Finance JSC, 0.00% Sr. Unsec. Nts. , 12/22/24[14]		1,186,225	—
Banco BTG Pactual SA (Cayman), 4.50% Sr. Unsec. Nts. ,
1/10/25[1]		2,468,000	2,538,955
Banco Invex SA/Hipotecaria Credito y Casa SA de CV, 6.45%,
3/13/34[8,11,14]	MXN	17,961,653	—
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.875% Sr. Unsec. Nts. , 2/1/22		416,000	416,000
6.25% Sr. Unsec. Nts. , 5/15/26		405,000	425,879
JP Morgan/Hipotecaria su Casita, 6.47%, 8/26/35[1,14]	MXN	20,232,960	119,767
Lions Gate Capital Holdings LLC:
5.875% Sr. Unsec. Nts. , 11/1/24[1]		873,000	855,902
6.375% Sr. Unsec. Nts. , 2/1/24[1]		690,000	695,168
Mexarrend SAPI de CV, 10.25% Sr. Unsec. Nts. , 7/24/24[1]		835,000	873,974
Morgan Stanley, Russian Federation Total Return Linked
Bonds, Series 007, Cl. VR, 5.00%, 8/22/34	RUB	74,598,549	157,967
National Bank for Agriculture & Rural Development, 8.39%
Sr. Unsec. Nts. , 7/19/21	INR	145,000,000	2,074,934
Power Finance Corp. Ltd.:
7.27% Sr. Unsec. Nts. , 12/22/21	INR	360,000,000	5,050,899
7.42% Sr. Unsec. Nts. , 6/26/20	INR	107,000,000	1,507,461
7.50% Sr. Unsec. Nts. , 8/16/21	INR	360,000,000	5,066,061
Quicken Loans, Inc.:
5.25% Sr. Unsec. Nts. , 1/15/28[1]		425,000	440,862
5.75% Sr. Unsec. Nts. , 5/1/25[1]		401,000	415,871
Rural Electrification Corp. Ltd.:
7.24% Sr. Unsec. Nts. , 10/21/21	INR	360,000,000	5,055,130
7.60% Sr. Unsec. Nts. , 4/17/21	INR	350,000,000	4,940,013
Swiss Insured Brazil Power Finance Sarl, 9.85% Sr. Sec. Nts. ,
7/16/32[1]	BRL	12,250,000	3,346,682
			36,530,643

Insurance—0.9%
AmWINS Group, Inc. , 7.75% Sr. Unsec. Nts. , 7/1/26[1]		562,000	615,110
ASR Nederland NV, 3.375% [EUSA5+400] Sub. Nts. , 5/2/49[1,2] EUR		7,500,000	9,189,921
Caisse Nationale de Reassurance Mutuelle Agricole
Groupama, 6.375% [EUR003M+577] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	5,900,000	7,770,282

26 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Principal Amount	Value
Insurance (Continued)
La Mondiale SAM, 5.05% [EUSA5+505] Jr. Sub. Perpetual
Bonds[1,2,15]	EUR	2,475,000	$ 3,234,583
Unipol Gruppo SpA, 3.50% Sr. Unsec. Nts. , 11/29/27[1]	EUR	3,750,000	4,601,259
VIVAT NV, 6.25% [USSW5+417.4] Jr. Sub. Perpetual
Bonds[1,2,15]		3,535,000	3,627,758
			29,038,913

Real Estate Investment Trusts (REITs)—0.5%
CoreCivic, Inc.:
4.625% Sr. Unsec. Nts. , 5/1/23		281,000	280,297
5.00% Sr. Unsec. Nts. , 10/15/22		160,000	164,450
Equinix, Inc. , 5.875% Sr. Unsec. Nts. , 1/15/26		2,155,000	2,288,287
GLP Capital LP/GLP Financing II, Inc. , 5.375% Sr. Unsec. Nts. ,
11/1/23		1,617,000	1,780,236
Iron Mountain US Holdings, Inc. , 5.375% Sr. Unsec. Nts. ,
6/1/26[1]		2,515,000	2,622,761
Iron Mountain, Inc.:
4.875% Sr. Unsec. Nts. , 9/15/27[1]		488,000	503,773
4.875% Sr. Unsec. Nts. , 9/15/29[1]		1,043,000	1,066,387
iStar, Inc. , 4.75% Sr. Unsec. Nts. , 10/1/24		2,527,000	2,633,349
MGM Growth Properties Operating Partnership LP/MGP Finance Co. -Issuer, Inc.:
5.625% Sr. Unsec. Nts. , 5/1/24		1,039,000	1,135,497
5.75% Sr. Unsec. Nts. , 2/1/27		319,000	355,286
MPT Operating Partnership LP/MPT Finance Corp.:
4.625% Sr. Unsec. Nts. , 8/1/29		2,695,000	2,824,697
5.00% Sr. Unsec. Nts. , 10/15/27		238,000	250,787
6.375% Sr. Unsec. Nts. , 3/1/24		250,000	258,383
SBA Communications Corp. , 4.00% Sr. Unsec. Nts. , 10/1/22		812,000	828,234
VICI Properties LP/VICI Note Co. , Inc.:
3.50% Sr. Unsec. Nts. , 2/15/25[1,5]		464,000	472,990
3.75% Sr. Unsec. Nts. , 2/15/27[1,5]		466,000	469,204
4.125% Sr. Unsec. Nts. , 8/15/30[1,5]		466,000	473,864
			18,408,482

Real Estate Management & Development—2.1%
Agile Group Holdings Ltd.:
6.70% Sr. Sec. Nts. , 3/7/22[1]		3,750,000	3,874,670
9.00% Sr. Sec. Nts. , 5/21/20[1]		6,610,000	6,732,849
China Aoyuan Group Ltd.:
7.50% Sr. Sec. Nts. , 5/10/21[1]		1,499,000	1,532,694
7.95% Sr. Sec. Nts. , 9/7/21[1]		3,345,000	3,457,948
China Evergrande Group:
8.25% Sr. Sec. Nts. , 3/23/22[1]		238,000	226,320
10.00%, 4/11/23		1,875,000	1,758,251
11.50% Sr. Sec. Nts. , 1/22/23[1]		1,875,000	1,833,717
12.00% Sr. Sec. Nts. , 1/22/24[1]		750,000	727,950
China Resources Land Ltd. , 3.75% [H15T5Y+513.9] Jr. Sub.
Perpetual Bonds[1,2,15]		3,750,000	3,780,000

27 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Real Estate Management & Development (Continued)
China SCE Group Holdings Ltd. , 5.875% Sr. Sec. Nts. ,
3/10/22[1]		$1,875,000	$ 1,861,223
CIFI Holdings Group Co. Ltd.:
6.375% Sr. Unsec. Nts. , 5/2/20[1]		3,495,000	3,515,968
6.45% Sr. Unsec. Nts. , 11/7/24[1]		1,800,000	1,804,564
7.625% Sr. Unsec. Nts. , 3/2/21[1]		9,746,000	10,092,030
Country Garden Holdings Co. Ltd.:
4.75% Sr. Sec. Nts. , 7/25/22[1]		3,750,000	3,793,229
7.50% Sr. Sec. Nts. , 3/9/20[1]		3,915,000	3,925,285
Logan Property Holdings Co. Ltd.:
6.875% Sr. Unsec. Nts. , 4/24/21[1]		4,135,000	4,225,838
7.50% Sr. Unsec. Nts. , 8/25/22[1]		1,695,000	1,769,393
Times China Holdings Ltd. , 7.85% Sr. Sec. Nts. , 6/4/21[1]		12,808,000	13,064,188
Yuzhou Properties Co. Ltd. , 6.375% Sr. Sec. Nts. , 3/6/211		1,499,000	1,513,969
			69,490,086
Thrifts & Mortgage Finance—0.1%
LIC Housing Finance Ltd. , 7.45% Sr. Sec. Nts. , 10/17/22	INR	180,000,000	2,531,228
Nationstar Mortgage Holdings, Inc. , 6.00% Sr. Unsec. Nts. ,
1/15/27[1]		340,000	346,646
			2,877,874
Health Care—1.5%
Biotechnology—0.2%
AbbVie, Inc. , 2.60% Sr. Unsec. Nts. , 11/21/24[1]		7,500,000	7,669,987
Health Care Equipment & Supplies—0.1%
Rede D'or Finance Sarl, 4.50% Sr. Unsec. Nts. , 1/22/30[1]		2,778,000	2,796,751
Teleflex, Inc. , 4.875% Sr. Unsec. Nts. , 6/1/26		1,697,000	1,773,955
			4,570,706
Health Care Providers & Services—0.8%
Acadia Healthcare Co. , Inc.:
5.625% Sr. Unsec. Nts. , 2/15/23		259,000	262,992
6.50% Sr. Unsec. Nts. , 3/1/24		338,000	349,020
Centene Corp. :
4.625% Sr. Unsec. Nts. , 12/15/29[1]		594,000	640,421
4.75% Sr. Unsec. Nts. , 5/15/22		763,000	777,739
5.375% Sr. Unsec. Nts. , 6/1/26[1]		2,422,000	2,580,883
5.375% Sr. Unsec. Nts. , 8/15/26[1]		1,698,000	1,808,370
6.125% Sr. Unsec. Nts. , 2/15/24		650,000	671,938
Hadrian Merger Sub, Inc. , 8.50% Sr. Unsec. Nts. , 5/1/26[1]		2,030,000	2,091,605
HCA, Inc.:
4.125% Sr. Sec. Nts. , 6/15/29		2,045,000	2,219,125
5.625% Sr. Unsec. Nts. , 9/1/28		1,296,000	1,500,962
5.875% Sr. Unsec. Nts. , 2/15/26		324,000	372,406
7.50% Sr. Unsec. Nts. , 2/15/22		1,221,000	1,342,453
MPH Acquisition Holdings LLC, 7.125% Sr. Unsec. Nts. ,
6/1/24[1]		1,494,000	1,450,838

28 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Health Care Providers & Services (Continued)
Omnicare, Inc. , 4.75% Sr. Unsec. Nts. , 12/1/22	$5,295,000	$ 5,664,764
Tenet Healthcare Corp.:
5.125% Sr. Sec. Nts. , 11/1/27[1]	3,375,000	3,556,406
6.25% Sec. Nts. , 2/1/27[1]	741,000	784,608
		26,074,530
Life Sciences Tools & Services—0.1%
Charles River Laboratories International, Inc. , 4.25% Sr.
Unsec. Nts. , 5/1/28[1]	1,932,000	1,963,743
Pharmaceuticals—0.3%
Bausch Health Americas, Inc. , 8.50% Sr. Unsec. Nts. , 1/31/27[1]	817,000	925,743
Bausch Health Cos. , Inc.:
5.75% Sr. Sec. Nts. , 8/15/27[1]	695,000	744,866
7.00% Sr. Sec. Nts. , 3/15/24[1]	1,535,000	1,594,535
HCA, Inc. , 5.375% Sr. Unsec. Nts. , 9/1/26	2,775,000	3,129,020
HLF Financing Sarl LLC/Herbalife International, Inc. , 7.25% Sr.
Unsec. Nts. , 8/15/26[1]	1,505,000	1,570,844
Par Pharmaceutical, Inc. , 7.50% Sr. Sec. Nts. , 4/1/27[1]	1,403,000	1,431,095
		9,396,103
Industrials—2.4%
Aerospace & Defense—0.3%
Bombardier, Inc.:
7.50% Sr. Unsec. Nts. , 3/15/25[1]	664,000	639,100
7.875% Sr. Unsec. Nts. , 4/15/27[1]	643,000	610,834
Moog, Inc. , 4.25% Sr. Unsec. Nts. , 12/15/27[1]	788,000	809,788
Spirit AeroSystems, Inc. , 4.60% Sr. Unsec. Nts. , 6/15/28	487,000	498,898
TransDigm, Inc.:
6.25% Sr. Sec. Nts. , 3/15/26[1]	690,000	745,458
6.375% Sr. Sub. Nts. , 6/15/26	2,028,000	2,140,757
6.50% Sr. Sub. Nts. , 7/15/24	1,420,000	1,468,841
Triumph Group, Inc. , 7.75% Sr. Unsec. Nts. , 8/15/25	1,777,000	1,741,087
		8,654,763
Air Freight & Couriers—0.2%
Algeco Global Finance plc, 8.00% Sr. Sec. Nts. , 2/15/23[1]	326,000	325,997
Mexico City Airport Trust, 3.875% Sr. Sec. Nts. , 4/30/28[1]	1,400,000	1,460,000
Rumo Luxembourg Sarl, 5.875% Sr. Unsec. Nts. , 1/18/25[1]	3,475,000	3,734,217
XPO Logistics, Inc.:
6.125% Sr. Unsec. Nts. , 9/1/23[1]	1,390,000	1,439,811
6.75% Sr. Unsec. Nts. , 8/15/24[1]	643,000	698,192
		7,658,217
Airlines—0.1%
American Airlines Group, Inc.:
4.625% Sr. Unsec. Nts. , 3/1/20[1]	756,000	757,701
5.00% Sr. Unsec. Nts. , 6/1/22[1]	1,261,000	1,311,440

29 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Airlines (Continued)
United Continental Holdings, Inc.:
4.25% Sr. Unsec. Nts. , 10/1/22	$988,000	$ 1,024,111
4.875% Sr. Unsec. Nts. , 1/15/25	791,000	836,811
		3,930,063
Building Products—0.1%
Advanced Drainage Systems, Inc. , 5.00% Sr. Unsec. Nts. ,
9/30/27[1]	384,000	397,573
Builders FirstSource, Inc. , 6.75% Sr. Sec. Nts. , 6/1/27[1]	170,000	186,668
Standard Industries, Inc.:
5.00% Sr. Unsec. Nts. , 2/15/27[1]	497,000	519,277
5.375% Sr. Unsec. Nts. , 11/15/24[1]	1,032,000	1,062,950
6.00% Sr. Unsec. Nts. , 10/15/25[1]	2,294,000	2,400,075
		4,566,543
Commercial Services & Supplies—0.3%
ACCO Brands Corp. , 5.25% Sr. Unsec. Nts. , 12/15/24[1]	1,261,000	1,308,811
ADT Security Corp. (The), 6.25% Sr. Sec. Nts. , 10/15/21	1,892,000	2,005,861
Brink's Co. (The), 4.625% Sr. Unsec. Nts. , 10/15/27[1]	2,556,000	2,613,056
GW B-CR Security Corp. , 9.50% Sr. Unsec. Nts. , 11/1/27[1]	700,000	748,545
Intrado Corp. , 5.375% Sr. Unsec. Nts. , 7/15/22[1]	1,815,000	1,778,700
Prime Security Services Borrower LLC/Prime Finance, Inc. ,
5.75% Sr. Sec. Nts. , 4/15/26[1]	1,256,000	1,327,434
RR Donnelley & Sons Co. , 7.875% Sr. Unsec. Nts. , 3/15/21	426,000	442,145
Waste Pro USA, Inc. , 5.50% Sr. Unsec. Nts. , 2/15/26[1]	1,244,000	1,280,919
		11,505,471
Construction & Engineering—0.2%
AECOM, 5.125% Sr. Unsec. Nts. , 3/15/27	1,420,000	1,519,610
GMR Hyderabad International Airport Ltd. , 5.375% Sr. Sec.
Nts. , 4/10/24[1]	3,475,000	3,609,788
William Lyon Homes, Inc. , 6.00% Sr. Unsec. Nts. , 9/1/23	1,405,000	1,468,808
		6,598,206
Electrical Equipment—0.1%
EnerSys:
4.375% Sr. Unsec. Nts. , 12/15/27[1]	567,000	567,000
5.00% Sr. Unsec. Nts. , 4/30/23[1]	2,217,000	2,339,855
Sensata Technologies BV, 5.625% Sr. Unsec. Nts. , 11/1/24[1]	708,000	784,404
		3,691,259
Industrial Conglomerates—0.0%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.375% Sr. Unsec. Nts. , 12/15/25	569,000	595,080
6.75% Sr. Unsec. Nts. , 2/1/24	641,000	666,906
		1,261,986
Machinery—0.5%
Amsted Industries, Inc. , 5.625% Sr. Unsec. Nts. , 7/1/27[1]	680,000	724,814

30 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Machinery (Continued)
Cleaver-Brooks, Inc. , 7.875% Sr. Sec. Nts. , 3/1/23[1]	$2,706,000	$ 2,698,112
Colfax Corp.:
6.00% Sr. Unsec. Nts. , 2/15/24[1]	638,000	673,029
6.375% Sr. Unsec. Nts. , 2/15/26[1]	319,000	342,925
EnPro Industries, Inc. , 5.75% Sr. Unsec. Nts. , 10/15/26	2,623,000	2,774,734
IHS Netherlands Holdco BV, 8.00% Sr. Unsec. Nts. , 9/18/27[1]	2,000,000	2,166,000
Mueller Industries, Inc. , 6.00% Sub. Nts. , 3/1/27	2,500,000	2,557,119
Titan International, Inc. , 6.50% Sr. Sec. Nts. , 11/30/23	2,478,000	2,169,278
United Rentals North America, Inc. , 5.25% Sr. Unsec. Nts. ,
1/15/30	1,447,000	1,556,032
		15,662,043
Professional Services—0.1%
ASGN, Inc. , 4.625% Sr. Unsec. Nts. , 5/15/28[1]	1,803,000	1,855,017
Road & Rail—0.1%
Kenan Advantage Group, Inc. (The), 7.875% Sr. Unsec. Nts. ,
7/31/23[1]	1,878,000	1,831,829
Trading Companies & Distributors—0.3%
AerCap Global Aviation Trust, 6.50% [US0003M+430] Jr. Sub.
Nts. , 6/15/45[1,2]	1,623,000	1,809,807
BMC East LLC, 5.50% Sr. Sec. Nts. , 10/1/24[1]	1,730,000	1,786,943
Herc Holdings, Inc. , 5.50% Sr. Unsec. Nts. , 7/15/27[1]	1,277,000	1,337,306
United Rentals North America, Inc. :
5.875% Sr. Unsec. Nts. , 9/15/26	2,700,000	2,878,943
6.50% Sr. Unsec. Nts. , 12/15/26	1,380,000	1,501,578
		9,314,577
Transportation Infrastructure—0.1%
Jasa Marga Persero Tbk PT, 7.50% Sr. Unsec. Nts. , 12/11/20[1] IDR	24,180,000,000	1,756,897
Information Technology—0.7%
Communications Equipment—0.1%
Hughes Satellite Systems Corp. :
5.25% Sr. Sec. Nts. , 8/1/26	585,000	636,332
6.625% Sr. Unsec. Nts. , 8/1/26	1,190,000	1,315,364
		1,951,696
Electronic Equipment, Instruments, & Components—0.1%
Itron, Inc. , 5.00% Sr. Unsec. Nts. , 1/15/26[1]	1,480,000	1,543,414
MTS Systems Corp. , 5.75% Sr. Unsec. Nts. , 8/15/27[1]	1,603,000	1,687,715
		3,231,129
IT Services—0.0%
Alliance Data Systems Corp. , 4.75% Sr. Unsec. Nts. ,
12/15/24[1]	1,294,000	1,293,418

31 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Semiconductors & Semiconductor Equipment—0.1%
Micron Technology, Inc. , 4.663% Sr. Unsec. Nts. , 2/15/30		$1,958,000	$ 2,208,592
Software—0.0%
Camelot Finance SA, 4.50% Sr. Sec. Nts. , 11/1/26[1]		583,000	594,295
Technology Hardware, Storage & Peripherals—0.4%
Dell International LLC/EMC Corp.:
4.42% Sr. Sec. Nts. , 6/15/21[1]		7,084,000	7,301,283
7.125% Sr. Unsec. Nts. , 6/15/24[1]		1,720,000	1,810,300
EMC Corp. , 2.65% Sr. Unsec. Nts. , 6/1/20		166,000	166,104
Everi Payments, Inc. , 7.50% Sr. Unsec. Nts. , 12/15/25[1]		760,000	813,515
Harland Clarke Holdings Corp. , 8.375% Sr. Sec. Nts. , 8/15/22[1]		464,000	403,535
Western Digital Corp. , 4.75% Sr. Unsec. Nts. , 2/15/26		3,948,000	4,221,892
			14,716,629

Materials—3.9%
Chemicals—0.9%
Ashland LLC, 4.75% Sr. Unsec. Nts. , 8/15/22		78,000	81,900
Blue Cube Spinco LLC, 9.75% Sr. Unsec. Nts. , 10/15/23		319,000	340,934
Braskem Idesa SAPI, 7.45% Sr. Sec. Nts. , 11/15/29[1]		1,500,000	1,587,375
Celanese US Holdings LLC, 5.875% Sr. Unsec. Nts. , 6/15/21		3,441,000	3,618,766
CF Industries, Inc. , 3.40% Sr. Sec. Nts. , 12/1/21[1]		3,122,000	3,202,411
Chemours Co. (The), 6.625% Sr. Unsec. Nts. , 5/15/23		411,000	405,458
Element Solutions, Inc. , 5.875% Sr. Unsec. Nts. , 12/1/25[1]		1,406,000	1,456,771
ENN Clean Energy International Investment Ltd. , 7.50% Sr.
Unsec. Nts. , 2/27/21[1]		3,750,000	3,871,903
Koppers, Inc. , 6.00% Sr. Unsec. Nts. , 2/15/251		1,637,000	1,681,183
Olin Corp.:
5.00% Sr. Unsec. Nts. , 2/1/30		333,000	339,577
5.125% Sr. Unsec. Nts. , 9/15/27		312,000	325,885
5.625% Sr. Unsec. Nts. , 8/1/29		2,710,000	2,864,063
Rain CII Carbon LLC/CII Carbon Corp. , 7.25% Sec. Nts. ,
4/1/25[1]		409,000	405,928
Sociedad Quimica y Minera de Chile SA, 4.25% Sr. Unsec.
Nts. , 1/22/50[1]		1,875,000	1,879,781
Starfruit Finco BV/Starfruit US Holdco LLC, 6.50% Sr. Unsec.
Nts. , 10/1/26[1]	EUR	3,545,000	4,144,222
Unigel Luxembourg SA, 8.75% Sr. Unsec. Nts. , 10/1/26[1]		2,464,000	2,558,550
			28,764,707
Construction Materials—0.2%
Cemex Finance LLC, 6.00% Sr. Sec. Nts. , 4/1/24[1]		2,244,000	2,302,905
Cemex SAB de CV, 5.45% Sr. Sec. Nts. , 11/19/29[1]		920,000	982,100
InterCement Financial Operations BV, 5.75% Sr. Unsec. Nts. ,
7/17/24[1]		1,915,000	1,652,501
			4,937,506

32 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Containers & Packaging—0.4%
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc. :
4.125% Sr. Sec. Nts. , 8/15/26[1]	$1,350,000	$ 1,391,345
4.25% Sr. Sec. Nts. , 9/15/22[1]	282,000	286,228
6.00% Sr. Unsec. Nts. , 2/15/25[1]	1,101,000	1,153,297
Berry Global, Inc. , 4.875% Sr. Sec. Nts. , 7/15/26[1]	1,227,000	1,284,333
Cascades, Inc. /Cascades USA, Inc. , 5.375% Sr. Unsec. Nts. ,
1/15/28[1]	1,203,000	1,247,752
Flex Acquisition Co. , Inc.:
6.875% Sr. Unsec. Nts. , 1/15/25[1]	1,184,000	1,191,388
7.875% Sr. Unsec. Nts. , 7/15/26[1]	648,000	661,075
Graphic Packaging International LLC:
4.75% Sr. Unsec. Nts. , 4/15/21	3,540,000	3,625,633
4.875% Sr. Unsec. Nts. , 11/15/22	615,000	647,479
Greif, Inc. , 6.50% Sr. Unsec. Nts. , 3/1/27[1]	399,000	430,409
Mauser Packaging Solutions Holding Co. , 5.50% Sr. Sec. Nts. ,
4/15/24[1]	405,000	418,349
OI European Group BV, 4.00% Sr. Unsec. Nts. , 3/15/23[1]	1,420,000	1,445,439
Owens-Brockway Glass Container, Inc. , 5.00% Sr. Unsec. Nts. ,
1/15/22[1]	629,000	652,135
Trivium Packaging Finance BV, 5.50% Sr. Sec. Nts. , 8/15/26[1]	335,000	353,634
		14,788,496

Metals & Mining—1.8%
ArcelorMittal SA:
3.60% Sr. Unsec. Nts. , 7/16/24	7,500,000	7,767,158
6.125% Sr. Unsec. Nts. , 6/1/25	3,490,000	4,020,991
Celtic Resources Holdings DAC, 4.125% Sr. Unsec. Nts. ,
10/9/24[1]	7,000,000	7,286,888
Corp. Nacional del Cobre de Chile, 3.00% Sr. Unsec. Nts. ,
9/30/29[1]	2,025,000	2,056,580
CSN Islands XI Corp. , 6.75% Sr. Unsec. Nts. , 1/28/28[1]	3,650,000	3,622,625
CSN Resources SA, 7.625% Sr. Unsec. Nts. , 2/13/23[1]	2,790,000	2,957,637
First Quantum Minerals Ltd.:
7.00% Sr. Unsec. Nts. , 2/15/21[1]	182,000	182,255
7.25% Sr. Unsec. Nts. , 4/1/23[1]	3,674,000	3,647,217
FMG Resources August 2006 Pty Ltd. , 4.75% Sr. Unsec. Nts. ,
5/15/22[1]	322,000	331,631
Freeport-McMoRan, Inc.:
3.55% Sr. Unsec. Nts. , 3/1/22	398,000	403,186
4.55% Sr. Unsec. Nts. , 11/14/24	285,000	301,269
5.40% Sr. Unsec. Nts. , 11/14/34	7,200,000	7,414,722
5.45% Sr. Unsec. Nts. , 3/15/43	287,000	293,486
Hudbay Minerals, Inc. , 7.625% Sr. Unsec. Nts. , 1/15/25[1]	1,535,000	1,565,063
Industrias Penoles SAB de CV, 5.65% Sr. Unsec. Nts. , 9/12/49[1]	2,200,000	2,423,443
JSW Steel Ltd. , 5.25% Sr. Unsec. Nts. , 4/13/22[1]	3,600,000	3,692,425
Metinvest BV, 7.75% Sr. Unsec. Nts. , 10/17/29[1]	2,680,000	2,831,072
Novelis Corp. , 4.75% Sr. Unsec. Nts. , 1/30/30[1]	994,000	997,727
Southern Copper Corp. , 7.50% Sr. Unsec. Nts. , 7/27/35	1,270,000	1,801,482

33 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Metals & Mining (Continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance
Corp. , 7.50% Sr. Unsec. Nts. , 6/15/25[1]	$3,590,000	$ 3,455,339
Taseko Mines Ltd. , 8.75% Sr. Sec. Nts. , 6/15/22[1]	2,457,000	2,169,069
		59,221,265
Paper & Forest Products—0.6%
Boise Cascade Co. , 5.625% Sr. Unsec. Nts. , 9/1/24[1]	1,598,000	1,662,583
Celulosa Arauco y Constitucion SA, 4.50% Sr. Unsec. Nts. ,
8/1/24	3,487,000	3,702,061
Louisiana-Pacific Corp. , 4.875% Sr. Unsec. Nts. , 9/15/24	2,579,000	2,667,111
Mercer International, Inc.:
5.50% Sr. Unsec. Nts. , 1/15/26	1,056,000	1,070,494
6.50% Sr. Unsec. Nts. , 2/1/24	1,736,000	1,797,480
Norbord, Inc. , 5.75% Sr. Sec. Nts. , 7/15/27[1]	2,565,000	2,700,554
Suzano Austria GmbH, 5.00% Sr. Unsec. Nts. , 1/15/30	6,965,000	7,365,836
		20,966,119
Telecommunication Services—1.6%
Diversified Telecommunication Services—1.2%
Altice France SA:
7.375% Sr. Sec. Nts. , 5/1/26[1]	1,157,000	1,232,957
8.125% Sr. Sec. Nts. , 2/1/27[1]	645,000	721,981
Axtel SAB de CV, 6.375% Sr. Unsec. Nts. , 11/14/24[1]	3,550,000	3,757,125
CenturyLink, Inc.:
5.625% Sr. Unsec. Nts. , 4/1/25	995,000	1,056,775
Series Y, 7.50% Sr. Unsec. Nts. , 4/1/24	565,000	638,685
Cincinnati Bell, Inc. , 8.00% Sr. Unsec. Nts. , 10/15/25[1]	1,280,000	1,362,669
CommScope, Inc. , 6.00% Sr. Sec. Nts. , 3/1/26[1]	3,280,000	3,446,053
Embarq Corp. , 7.995% Sr. Unsec. Nts. , 6/1/36	1,317,000	1,466,117
Frontier Communications Corp. :
10.50% Sr. Unsec. Nts. , 9/15/22	4,321,000	1,978,206
11.00% Sr. Unsec. Nts. , 9/15/25	1,243,000	577,995
HTA Group Ltd. (Mauritius), 9.125% Sr. Unsec. Nts. , 3/8/22[1]	3,925,000	4,048,971
Inmarsat Finance plc, 4.875% Sr. Unsec. Nts. , 5/15/22[1]	560,000	568,050
Level 3 Financing, Inc.:
5.25% Sr. Unsec. Nts. , 3/15/26	2,850,000	2,969,558
5.375% Sr. Unsec. Nts. , 5/1/25	1,951,000	2,018,475
Oi SA, 10% Cash Rate or 4% PIK Rate and 8% Cash Rate,
10.00% Sr. Unsec. Nts. , 7/27/25[12]	1,562,000	1,518,912
Telecom Italia Capital SA, 7.20% Sr. Unsec. Nts. , 7/18/36	2,982,000	3,705,433
Telecom Italia SpA, 5.303% Sr. Unsec. Nts. , 5/30/24[1]	1,045,000	1,141,652
T-Mobile USA, Inc.:
4.00% Sr. Unsec. Nts. , 4/15/22	863,000	888,884
6.00% Sr. Unsec. Nts. , 4/15/24	671,000	692,381
Tower Bersama Infrastructure Tbk PT, 4.25% Sr. Unsec. Nts. ,
1/21/25[1]	3,750,000	3,751,746

34 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Zayo Group LLC/Zayo Capital, Inc. , 6.00% Sr. Unsec. Nts. ,
4/1/23	$1,004,000	$ 1,027,428
		38,570,053
Wireless Telecommunication Services—0.4%
Intelsat Jackson Holdings SA, 8.50% Sr. Unsec. Nts. ,
10/15/24[1]	1,524,000	1,290,958
T-Mobile USA, Inc.:
4.75% Sr. Unsec. Nts. , 2/1/28	1,226,000	1,306,426
5.125% Sr. Unsec. Nts. , 4/15/25	384,000	396,403
VEON Holdings BV, 4.00% Sr. Unsec. Nts. , 4/9/25[1]	11,250,000	11,712,712
		14,706,499
Utilities—2.2%
Electric Utilities—1.2%
Adani Transmission Ltd. , 4.25% Sr. Sec. Nts. , 5/21/36[1]	2,300,000	2,324,818
Azure Power Solar Energy Pvt Ltd. , 5.65% Sr. Sec. Nts. ,
12/24/24[1]	5,250,000	5,432,154
Centrais Eletricas Brasileiras SA:
3.625% Sr. Unsec. Nts. , 2/4/25[1]	2,250,000	2,266,312
4.625% Sr. Unsec. Nts. , 2/4/30[1]	1,125,000	1,139,344
DPL, Inc. , 4.35% Sr. Unsec. Nts. , 4/15/29[1]	803,000	800,653
Empresa de Transmision Electrica SA, 5.125% Sr. Unsec. Nts. ,
5/2/49[1]	1,810,000	2,126,198
Engie Energia Chile SA, 3.40% Sr. Unsec. Nts. , 1/28/30[1]	1,875,000	1,898,438
Eskom Holdings SOC Ltd. , 6.75% Sr. Unsec. Nts. , 8/6/23[1]	5,625,000	5,706,000
Perusahaan Listrik Negara PT:
4.125% Sr. Unsec. Nts. , 5/15/27[1]	6,955,000	7,418,186
6.15% Sr. Unsec. Nts. , 5/21/48[1]	3,750,000	4,785,131
SMC Global Power Holdings Corp. , 5.95% [H15T5Y+679.6]
Jr. Sub. Perpetual Bonds[1,2,15]	1,400,000	1,416,384
Talen Energy Supply LLC, 7.25% Sr. Sec. Nts. , 5/15/27[1]	393,000	403,552
Terraform Global Operating LLC, 6.125% Sr. Unsec. Nts. ,
3/1/26[1]	976,000	1,020,259
TerraForm Power Operating LLC, 5.00% Sr. Unsec. Nts. ,
1/31/28[1]	134,000	144,968
Vistra Operations Co. LLC:
5.00% Sr. Unsec. Nts. , 7/31/27[1]	1,360,000	1,398,284
5.50% Sr. Unsec. Nts. , 9/1/26[1]	362,000	377,321
5.625% Sr. Unsec. Nts. , 2/15/27[1]	645,000	671,993
		39,329,995
Gas Utilities—0.2%
AmeriGas Partners LP/AmeriGas Finance Corp. :
5.50% Sr. Unsec. Nts. , 5/20/25	398,000	426,851
5.875% Sr. Unsec. Nts. , 8/20/26	1,875,000	2,055,656
NGL Energy Partners LP/NGL Energy Finance Corp. , 6.125%
Sr. Unsec. Nts. , 3/1/25	1,087,000	1,030,384

35 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Gas Utilities (Continued)
Superior Plus LP/Superior General Partner, Inc. , 7.00% Sr.
Unsec. Nts. , 7/15/26[1]	$1,469,000	$ 1,587,038
		5,099,929
Independent Power and Renewable Electricity Producers—0.8%
AES Andres BV/Dominican Power Partners/Empresa
Generadora de Electricidad Itabo SA, 7.95% Sr. Unsec. Nts. ,
5/11/26[1]	1,230,000	1,318,077
AES Corp.:
4.00% Sr. Unsec. Nts. , 3/15/21	700,000	709,800
6.00% Sr. Unsec. Nts. , 5/15/26	423,000	446,519
AES Gener SA, 6.35% [H15T5Y+491.7] Jr. Sub. Perpetual
Bonds, 10/7/79[1,2]	1,750,000	1,830,500
Azure Power Energy Ltd. , 5.50% Sr. Sec. Nts. , 11/3/22[1]	3,485,000	3,583,190
Calpine Corp. :
5.25% Sr. Sec. Nts. , 6/1/26[1]	1,036,000	1,072,180
5.75% Sr. Unsec. Nts. , 1/15/25	243,000	250,416
Clearway Energy Operating LLC, 5.75% Sr. Unsec. Nts. ,
10/15/25	319,000	335,934
Enviva Partners LP/Enviva Partners Finance Corp. , 6.50% Sr.
Unsec. Nts. , 1/15/26[1]	1,135,000	1,213,621
Inkia Energy Ltd. , 5.875% Sr. Unsec. Nts. , 11/9/27[1]	4,145,000	4,380,685
Listrindo Capital BV, 4.95% Sr. Unsec. Nts. , 9/14/26[1]	5,215,000	5,384,044
NRG Energy, Inc.:
5.25% Sr. Unsec. Nts. , 6/15/29[1]	2,371,000	2,559,495
6.625% Sr. Unsec. Nts. , 1/15/27	2,342,000	2,521,983
ReNew Power Pvt Ltd. , 5.875% Sr. Sec. Nts. , 3/5/27[1]	1,875,000	1,887,668
		27,494,112
Multi-Utilities—0.0%
TerraForm Power Operating LLC, 4.25% Sr. Unsec. Nts. ,
1/31/23[1]	446,000	459,540
Total Corporate Bonds and Notes (Cost $1,180,913,953)		1,181,537,557
	Shares
Preferred Stock—0.0%
Claire's Holdings LLC, 0.00%, Series A16 (Cost $97,198)	188	32,900

Common Stocks—0.1%
Claire's Holdings LLC[16]	614	337,700
Clear Channel Outdoor Holdings, Inc. , Cl. A16	153,942	420,262
Hexion Holdings Corp. , Cl. B16	64,100	833,300
JSC Astana Finance, GDR (Cost $0, Acquisition Date
6/5/15)[1,14,16]	1,681,847	—
Quicksilver Resources, Inc.[14,16]	12,760,000	—
Sabine Oil & Gas Holdings, Inc.	2,510	176,327
Total Common Stocks (Cost $15,711,628)		1,767,589
	Units
Rights, Warrants and Certificates—0.0%
Agro Holdings, Inc. Wts. , Exp. 4/10/24[14,16] (Cost $0)	2,297	—

36 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal Amount	Value
Structured Securities—0.5%
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds:
3.003% Sr. Sec. Nts. , 4/30/25[1,7]	$1,977,466	$ 1,916,234
3.054% Sr. Sec. Nts. , 4/30/25[1,7]	2,519,596	2,441,577
3.098% Sr. Sec. Nts. , 4/30/25[1,7]	2,175,268	2,107,911
3.131% Sr. Sec. Nts. , 4/30/25[1,7]	1,944,415	1,884,206
3.179% Sr. Sec. Nts. , 4/30/25[1,7]	2,420,954	2,345,989
3.23% Sr. Sec. Nts. , 4/30/25[1,7]	2,763,152	2,677,591
3.265% Sr. Sec. Nts. , 4/30/25[1,7]	2,207,435	2,139,082
3.346% Sr. Sec. Nts. , 4/30/25[1,7]	2,074,895	2,010,645
Total Structured Securities (Cost $15,711,455)		17,523,235

Short-Term Notes—0.4%
Arab Republic of Egypt Treasury Bills, 17.00%, 5/5/20[7]	EGP	146,400,000	9,014,352
Argentine Republic Treasury Bills, 5.043%, 5/29/20[7]	ARS	349,300,000	5,469,356
Total Short-Term Notes (Cost $18,108,287)			14,483,708

					Notional
			Exercise	Expiration	Amount		Contracts
			Price	Date	(000	's)	(000	's)
Exchange-Traded Options Purchased—0.0%
							USD
					USD
S&P 500 Index Put		USD	2,675.000	3/20/20	134,285		1		248,490
							USD
S&P 500 Index Put		USD	2,625.000	2/21/20	USD 69,563		0[17]		29,813
Total Exchange-Traded Options Purchased (Cost $6,008,743)									278,303
					Notional
	Counter-		Exercise	Expiration	Amount
	party		Price	Date	(000	's)
Over-the-Counter Options Purchased—0.5%
							USD
BRL Currency
Put	GSCO-OT	BRL	4.140	4/15/20	USD 37,500		37,500		197,514
							USD
BRL Currency
Put	MSCO	BRL	4.094	4/13/20 USD 37,500			37,500		123,471
							USD
BRL Currency
Put	GSCO-OT	BRL	3.432	3/27/20	USD 3,540		3,540		—
							USD
BRL Currency
Put	GSCO-OT	BRL	3.430	3/30/20	USD 3,543		3,543		—
							USD
BRL Currency
Put	GSCO-OT	BRL	3.430	3/30/20	USD 3,543		3,543		—
							USD
BRL Currency
Put	MSCO	BRL	4.000	5/27/20 USD 75,000			75,000		216,858

37 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

					Notional
	Counter-		Exercise	Expiration	Amount		Contracts
	party		Price	Date	(000	’s)	(000	’s)	Value
Over-the-Counter Options Purchased (Continued)
							USD
BRL Currency
Put	MSCO	BRL	4.080	5/11/20 USD 56,250			56,250		$252,169
							USD
CAD
Currency Put	SCB	CAD	1.295	2/5/20 USD 75,000			75,000		18
							USD
CAD Currency
Call	SCB	CAD	1.338	2/5/20 USD 75,000			75,000		6,334
							EUR
EUR Currency
Put	GSCOI	RUB	70.480	11/4/20 EUR 62,600			62,600		789,514
							EUR
EUR Currency
Put	SCB	IDR	16100.000	12/17/20 EUR 75,000			75,000		2,219,844
							EUR
EUR Currency
Put	BOA	USD	1.094	2/17/20 EUR 33,750			33,750		8,007
							EUR
EUR Currency
Call	BOA	USD	1.132	2/17/20 EUR 33,750			33,750		9,152
							EUR
EUR Currency
Put	BOA	INR	82.250	11/3/20 EUR 75,000			75,000		1,478,977
							EUR
EUR Currency
Put	BOA	SEK	9.250	4/29/20	EUR 7,200		7,200		—
							EUR
EUR Currency
Put	JPM	NOK	8.900	8/26/21	EUR 8,750		8,750		416,009
							EUR
EUR Currency
Put	GSCO-OT	NOK	8.648	1/6/21	EUR 8,850		8,850		22,709
							EUR
EUR Currency
Put	GSCO-OT	NOK	8.360	1/6/21	EUR 8,850		8,850		2,596
							EUR
EUR Currency
Put	GSCO-OT	INR	74.875	8/5/20	EUR 3,500		3,500		482,704
							USD
IDR Currency
Put	JPM	IDR	13730.000	7/23/20 USD 37,500			37,500		267,660
							USD
IDR Currency
Put	SCB	IDR	14400.000	10/22/20 USD 75,000			75,000		2,292,562
							USD
INR Currency
Put	BOA	INR	72.500	10/27/20 USD 75,000			75,000		852,517
							USD
INR Currency
Put	JPM	INR	66.092	4/29/20	USD 3,500		3,500		962

38 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

					Notional
	Counter-		Exercise	Expiration	Amount		Contracts
	party		Price	Date	(000	’s)	(000	’s)	Value
Over-the-Counter Options Purchased (Continued)
							USD
INR Currency
Put	GSCO-OT	INR	65.600	5/6/20	USD 5,220		5,220		$1,172
							USD
INR Currency
Put	GSCO-OT	INR	71.750	4/29/20 USD 56,250			56,250		458,663
							USD
MXN					USD
Currency Call	CITNA-B	MXN	19.350	6/2/20	672,300		672,300		741,997
							USD
MXN
Currency Put	JPM	MXN	19.000	7/2/20 USD 37,500			37,500		429,185
							USD
MXN
Currency Put	JPM	MXN	20.100	1/6/22 USD 75,000			75,000		2,134,055
							USD
MXN
Currency Put	BOA	MXN	18.920	7/22/20 USD 75,000			75,000		759,120
							USD
PHP Currency
Put	SCB	PHP	50.450	3/5/20 USD 56,250			56,250		76,707
							USD
PHP Currency
Put	GSCO-OT	PHP	50.100	2/11/20 USD 46,875			46,875		2,727
							USD
PHP Currency
Put	GSCO-OT	PHP	50.200	2/4/20 USD 18,750			18,750		6
							USD
RUB Currency
Put	GSCO-OT	RUB	58.500	8/4/20	USD 3,850		3,850		475,289
							USD
RUB Currency
Put	JPM	RUB	59.000	8/5/20	USD 3,850		3,850		615,687
							USD
RUB Currency
Put	GSCO-OT	RUB	62.225	4/29/20 USD 75,000			75,000		328,869
							USD
RUB Currency
Put	MSCO	RUB	61.010	3/2/20	USD 3,750		3,750		292,061
							USD
ZAR Currency
Put	BOA	ZAR	14.275	7/7/20 USD 48,000			48,000		484,021
							USD
ZAR Currency					USD
Call	GSCO-OT	ZAR	14.500	7/23/20	531,300		531,300		545,326
Total Over-the-Counter Options Purchased (Cost $32,490,719)									16,984,462

39 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

						Notional
	Counter	Buy /Sell	Reference		Expiration	Amount
	-party	Protection	Asset	Rate	Date	(000	's)	Value
Over-the-Counter Credit Default Swaptions Purchased—0.1%
Credit
Default Swap			CDX.
maturing			NA. HY. 33.			USD
12/20/24 Put	JPM	Buy	V2	5.00%	2/19/20	50,000		$247,430
Credit
Default Swap			CDX.
maturing			NA. HY. 33.			USD
12/20/24 Put	MSCO	Buy	V2	5.00	4/15/20	75,000		1,261,549
Credit
Default Swap			CDX.
maturing			NA. HY. 33.			USD
12/20/24 Put	JPM	Buy	V2	5.00	4/15/20	112,500		1,392,188
Total Over-the-Counter Credit Default Swaptions Purchased
(Cost $2,587,612)								2,901,167
		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed Expiration		Amount
	-party	Rate	Rate	Rate	Date	(000	's)
Over-the-Counter Interest Rate Swaptions Purchased—0.4%
Interest
Rate Swap			Six-Month
maturing			EUR			EUR
11/25/21 Put	MSCO	Receive	EURIBOR	0.532	11/25/21	28,125		300,366
Interest
Rate Swap			Three-
maturing			Month USD			USD
11/27/20 Put	JPM	Receive BBA LIBOR		1.700	11/27/20	189,000		2,444,861
Interest
Rate Swap			Three-
maturing			Month USD			USD
12/2/20 Put	GSCO-OT	Receive BBA LIBOR		2.266	12/2/20	135,000		396,060
Interest
Rate Swap			Three-
maturing			Month USD			USD
12/3/21 Put	MSCO	Receive BBA LIBOR		3.000	12/3/21	75,000		528,119
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
3/29/21 Put	JPM	Pay	EURIBOR	1.122	3/29/21	353,800		95,380
Interest
Rate Swap			Three-
Maturing			Month CAD			CAD
3/30/20 Put	BOA	Pay	BA CDOR	2.588	3/30/20	472,000		1,623
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
4/12/21 Put	JPM	Pay	EURIBOR	0.615	4/12/21	353,750		23,049

40 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

		Pay/Receive				Notional
	Counter	Floating	Floating	Fixed	Expiration	Amount
	-party	Rate	Rate	Rate	Date	(000	’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap			Three-
maturing			Month USD			USD
4/30/20 Put	GSCO-OT	Receive BBA LIBOR		2.250%	4/30/20	900,000		$319,302
Interest
Rate Swap			Three-
maturing			Month USD			USD
4/6/20 Put	MSCO	Receive BBA LIBOR		1.804	4/6/20	127,500		258,040
Interest
Rate Swap			Three-
maturing			Month USD			USD
4/6/20 Put	BOA	Receive BBA LIBOR		2.041	10/16/20	187,500		815,173
Interest
Rate Swap			Six-Month
Maturing			EUR			EUR
4/6/21 Put	JPM	Pay	EURIBOR	0.608	4/6/21	354,000		22,300
Interest
Rate Swap			Three-
maturing			Month USD			USD
5/29/20 Put	GSCO-OT	Receive BBA LIBOR		2.250	5/29/20	900,000		595,548
Interest
Rate Swap			Three-
maturing			Month USD			USD
6/15/20 Put	NOM	Receive BBA LIBOR		1.850	6/15/20	225,000		834,068
Interest
Rate Swap			Three-
maturing			Month USD			USD
7/23/20 Call	JPM	Pay BBA LIBOR		1.490	7/23/20	112,500		2,159,967
Interest
Rate Swap			Three-
maturing			Month USD			USD
7/23/20 Put	JPM	Receive BBA LIBOR		1.790	7/23/20	112,500		677,320
Interest
Rate Swap			Six-Month
maturing			EUR			EUR
8/16/24 Put	JPM	Pay	EURIBOR	2.098	8/16/24	70,000		865,088
Interest
Rate Swap			Three-
maturing			Month USD			USD
8/17/20 Put	MSCO	Pay BBA LIBOR		1.695	8/17/20	121,500		1,129,818
Interest
Rate Swap			Three-
maturing			Month USD			USD
8/26/20 Put	MSCO	Pay BBA LIBOR		2.500	8/26/20	175,000		144,947

41 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

		Pay/Receive			Notional
	Counter	Floating	Floating	Fixed Expiration	Amount
	-party	Rate	Rate	Rate Date	(000	’s)	Value
Over-the-Counter Interest Rate Swaptions Purchased (Continued)
Interest
Rate Swap			Three-
maturing			Month KRW		KRW
8/28/20 Put	GSCOI	Pay	CD	2.000% 8/28/20	84,000,000		$126,320
Total Over-the-Counter Interest Rate Swaptions Purchased
(Cost $24,066,543)							11,737,349

					Shares
Investment Companies—12.7%
Invesco Government & Agency Portfolio, Institutional Class, 1.48%[18]					289,148,323		289,148,323
Invesco Oppenheimer Master Event-Linked Bond Fund[19]					4,363,813		70,268,733
Invesco Oppenheimer Ultra-Short Duration Fund, Cl. Y 19					9,441,838		47,209,189
Nuveen Floating Rate Income Fund					1,125,000		11,475,000
Total Investment Companies (Cost $397,542,446)							418,101,245
Total Investments, at Value (Cost $3,541,546,207)					106.5%		3,505,712,479
Net Other Assets (Liabilities)					(6.5)		(213,187,401)
Net Assets					100.0%	$3,292,525,078

Footnotes to Consolidated Schedule of Investments
1. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2020 was
$1,623,872,392, which represented 49.32% of the Fund’s Net Assets.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $12,113,319 or 0.37% of the Fund’s net assets at period end.
4. Interest rate is less than 0.0005%.
5. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
6. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
7. Zero coupon bond reflects effective yield on the original acquisition date.
8. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.
9. Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the "1933 Act"), and may be subject to  contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the
London Interbank Offered Rate ("LIBOR"), on set dates, typically every 30 days but not greater than one year; and/
or have interest rates that float at a margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

42 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Footnotes to Consolidated Schedule of Investments (Continued)
10. Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five year.
11. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate.
12. Interest or dividend is paid-in-kind, when applicable.
13. Security received as the result of issuer reorganization.
14. The value of this security was determined using significant unobservable inputs.  See Note 1 of the accompanying
Consolidated Notes.
15. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
16. Non-income producing security.
17. Number of contracts are less than 500.
18. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of January 31, 2020.
19. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2019	Additions	Reductions	January 31, 2020
Investment Company
Invesco Oppenheimer Master
Event-Linked Bond Fund	4,409,321	967	46,475	4,363,813
Invesco Oppenheimer Ultra-Short
Duration Fund	9,392,309	49,529	—	9,441,838
OFI Carlyle Private Credit Fund	164,371	7,009	171,380	—

				Change in
		Investment	Realized	Unrealized
	Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Invesco Oppenheimer Master
Event-Linked Bond Fund	$70,268,733	$374,161[a,b]	$218,608[a]	$298,039	[a]
Invesco Oppenheimer Ultra-Short
Duration Fund	$47,209,189	$241,543	$—	$324
OFI Carlyle Private Credit Fund	—	36,042	(79,407)	78,987
Total	$117,477,922	$651,746	$139,201	$377,350
a. Represents the amount allocated to the fund from Invesco Oppenheimer Master Event-Linked Bond Fund.
b. Net of expenses allocated to the fund from Invesco Oppenheimer Master Event-Linked Bond Fund.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:
Geographic Holdings	Value	Percent
United States	$1,662,941,798	47.4%
United Kingdom	203,007,843	5.8
India	134,746,222	3.8
Indonesia	124,520,961	3.5

43 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Geographic Holdings (Continued)	Value	Percent
Netherlands	$112,270,387	3.2%
Italy	106,612,027	3.0
Mexico	89,494,716	2.6
China	75,733,633	2.2
Brazil	70,396,868	2.0
Greece	68,578,553	2.0
South Africa	65,710,078	1.9
Russia	60,790,599	1.7
Spain	59,890,568	1.7
Egypt	58,409,935	1.7
Argentina	52,972,394	1.5
Portugal	48,263,469	1.4
France	47,478,202	1.4
Switzerland	41,328,333	1.2
Ireland	41,326,087	1.2
Turkey	29,365,238	0.8
Dominican Republic	29,157,694	0.8
Canada	23,953,906	0.7
Luxembourg	22,943,322	0.7
Sri Lanka	22,076,555	0.6
Denmark	21,728,783	0.6
Cyprus	20,710,198	0.6
Chile	17,427,737	0.5
Thailand	16,682,311	0.5
Colombia	15,386,198	0.4
Macau	14,460,120	0.4
Panama	13,622,648	0.4
Ukraine	11,646,585	0.3
Senegal	10,830,369	0.3
Hong Kong	10,111,656	0.3
Paraguay	9,563,819	0.3
Ivory Coast	8,833,385	0.3
Sweden	7,560,045	0.2
Oman	7,133,063	0.2
Peru	6,182,167	0.2
Singapore	6,144,523	0.2
Czech Republic	5,956,619	0.2
Nigeria	5,942,460	0.2
Angola	5,131,819	0.1
Kazakhstan	4,976,235	0.1
Kenya	4,072,913	0.1
Mauritius	4,048,971	0.1
Zambia	3,829,471	0.1
El Salvador	3,712,667	0.1
Germany	2,867,974	0.1
United Arab Emirates	2,478,463	0.1
Belgium	2,273,750	0.1
Supranational	2,237,244	0.1
Israel	1,877,063	0.1
Norway	1,702,527	0.0

44 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Geographic Holdings (Continued)	Value	Percent
Philippines	$1,495,824	0.0%
Saudi Arabia	1,351,350	0.0
Eurozone	1,306,183	0.0
Australia	331,631	0.0
South Korea	126,320	0.0
Total	$3,505,712,479	100.0%

Forward Currency Exchange Contracts as of January 31, 2020
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased	(000's)		(000's)	Appreciation	Depreciation
BAC	05/2020	CLP	1,578,600	USD	2,305	$ —	$ (333,595)
BOA	06/2020	EUR	9,090	USD	10,136	26,717	—
BOA	06/2020	JPY	1,048,000	USD	9,646	95,657	—
BOA	06/2020	NOK	84,500	USD	9,398	—	(208,247)
BOA	06/2020	NZD	9,000	USD	5,948	—	(121,111)
BOA	03/2020	RUB	1,525,156	USD	23,617	129,053	—
BOA	06/2020	USD	476	CAD	625	3,711	—
BOA	06/2020	USD	67,429	EUR	60,470	—	(177,736)
BOA	06/2020	USD	38,498	GBP	29,255	—	(270,320)
BOA	03/2020	USD	5	KRW	5,807	94	—
BOA	03/2020	USD	16,125	MXN	311,737	—	(271,073)
BOA	03/2020	USD	5,093	TRY	30,550	37,446	—
BOA	07/2020	USD	38,839	ZAR	582,041	1,008,039	(408,387)
BOA	03/2020	ZAR	474,240	USD	31,832	403,140	(798,909)
CITNA-B	06/2020	CAD	625	USD	476	—	(3,698)
CITNA-B	05/2020	CLP	66,561,855	USD	86,819	—	(3,692,770)
CITNA-B	02/2020	COP	22,269,975	USD	6,825	—	(318,726)
CITNA-B	06/2020	EUR	54,175	USD	59,942	331,687	—
CITNA-B	03/2020	IDR	230,928,000	USD	16,303	346,285	—
CITNA-B	06/2020	NOK	427,250	USD	47,525	—	(1,059,546)
CITNA-B	03/2020	USD	22,945	CLP	17,607,630	951,135	—
CITNA-B	06/2020	USD	270,123	EUR	242,810	—	(906,902)
CITNA-B	06/2020	USD	76,323	GBP	58,005	—	(545,255)
CITNA-B	03/2020	USD	80,694	IDR	1,143,025,000	—	(1,714,009)
CITNA-B	03/2020	USD	45,837	MXN	919,550	—	(2,520,360)
CITNA-B	03/2020	USD	20,070	RUB	1,291,330	—	(35,587)
GSCO-OT	03/2021	BRL	95,000	USD	22,903	—	(1,250,073)
GSCO-OT	03/2020	CLP	50,638,950	USD	63,469	—	(225,055)
GSCO-OT	11/2020	EUR	8,100	RUB	596,243	116,490	(20,172)
GSCO-OT	01/2021	EUR	181,181	USD	209,183	200,818	(6,005,663)
GSCO-OT	06/2020	IDR	107,185,938	USD	7,402	239,433	—
GSCO-OT	05/2020	INR	3,598,746	USD	49,590	93,802	—
GSCO-OT	03/2020	MXN	681,863	USD	35,625	232,517	—
GSCO-OT	03/2020	MYR	2,190	USD	526	6,896	—
GSCO-OT	02/2021	RUB	1,589,400	USD	23,350	464,485	—
GSCO-OT	03/2020	TRY	85,120	USD	14,292	—	(170,551)
GSCO-OT	03/2021	USD	78,466	BRL	321,838	4,007,668	—
GSCO-OT	05/2020	USD	17,314	CLP	11,900,000	2,456,865	—
GSCO-OT	05/2020	USD	19,887	EUR	17,226	669,821	—
GSCO-OT	10/2020	USD	27,400	IDR	402,095,000	—	(866,563)

45 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter	Settlement		Currency		Currency Sold	Unrealized	Unrealized
-party	Month(s)	Purchased	(000’s)		(000’s)	Depreciation	Depreciation
GSCO-OT	08/2020	USD	83,765	INR	6,127,731	$ —	$ (502,227)
GSCO-OT	01/2021	USD	69,698	NOK	585,800	6,041,194	—
GSCO-OT	06/2020	USD	46,925	NZD	71,000	956,497	—
GSCO-OT	02/2020	USD	8,007	TRY	49,560	62,964	(292,831)
GSCO-OT	06/2020	USD	30,871	ZAR	474,240	74,076	(618,443)
GSCO-OT	06/2020	ZAR	259,929	USD	16,915	369,528	(64,000)
JPM	04/2020	BRL	480,170	USD	116,017	—	(4,042,631)
JPM	05/2020	CLP	19,191,963	USD	25,889	—	(1,922,539)
JPM	03/2020	COP	82,083,935	USD	24,194	—	(255,032)
JPM	08/2021	EUR	191,531	USD	215,338	423,298	(689,919)
JPM	06/2020	GBP	17,430	USD	22,937	161,056	—
JPM	08/2020	INR	3,934,624	USD	53,768	470,488	(124,791)
JPM	01/2022	MXN	1,061,307	USD	53,131	1,417,535	(52,824)
JPM	06/2020	NOK	45,000	USD	5,004	—	(110,221)
JPM	06/2020	NZD	62,363	USD	41,104	—	(727,742)
JPM	03/2020	PLN	940	USD	239	3,316	—
JPM	03/2020	TRY	137,160	USD	22,374	367,052	(41,683)
JPM	03/2020	USD	75,674	BRL	315,460	2,046,125	—
JPM	03/2020	USD	28,850	CLP	22,262,235	1,044,107	—
JPM	03/2020	USD	12,279	COP	41,661,000	129,439	—
JPM	08/2020	USD	449,388	EUR	402,012	1,045,216	(1,020,068)
JPM	06/2020	USD	69,298	GBP	52,660	—	(486,586)
JPM	03/2020	USD	53	HUF	16,000	703	—
JPM	03/2020	USD	101,338	INR	7,246,700	644,911	—
JPM	06/2020	USD	26,957	JPY	2,927,838	—	(259,426)
JPM	01/2022	USD	57,628	MXN	1,150,376	79,721	(973,849)
JPM	08/2021	USD	42,144	NOK	378,550	1,085,869	—
JPM	03/2020	USD	335	PEN	1,140	—	(1,355)
JPM	02/2021	USD	63,168	RUB	4,119,400	681,785	(719,176)
JPM	03/2020	USD	16,883	THB	515,050	343,879	—
JPM	03/2020	USD	43,435	TRY	258,390	672,600	—
JPM	03/2020	USD	73,250	ZAR	1,125,770	15,141	(1,347,233)
JPM	03/2020	ZAR	995,131	USD	67,290	119,402	(1,482,771)
MOS	05/2020	CLP	2,586,700	USD	3,764	—	(534,541)
MOS	03/2020	USD	63,375	CLP	47,754,086	3,739,196	—
MOS	02/2020	USD	6,825	COP	22,235,850	328,696	—
RBC	06/2020	EUR	84,922	USD	94,093	433,842	—
RBC	06/2020	GBP	6,975	USD	9,179	63,822	—
RBC	06/2020	JPY	1,880,000	USD	17,305	170,962	—
RBC	06/2020	USD	101,179	EUR	90,915	—	(466,424)
RBS	06/2020	USD	2,688	EUR	2,410	—	(6,915)
Total Unrealized Appreciation and Depreciation					$34,814,179		$ (38,667,535)

46 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Futures Contracts as of January 31, 2020
							Unrealized
		Expiration	Number	Notional Amount			Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value	(Depreciation)
Canadian Bonds,
10 yr.	Sell	3/20/20	534	CAD 56,615		$57,366,465	$(751,607)
Euro BUXL	Sell	3/6/20	146	EUR 33,568		34,149,202	(580,751)
Euro-BTP	Sell	3/6/20	2,017	EUR 319,645		331,136,272	(11,490,931)
Euro-OAT	Sell	3/6/20	1,167	EUR 211,743		216,426,379	(4,683,815)
United States
Treasury Long
Bonds	Sell	3/20/20	758	USD 120,728		123,956,688	(3,229,066)
United States
Treasury Nts. , 10 yr.	Buy	3/20/20	5,758	USD 745,395		758,076,688	12,682,178
United States
Treasury Nts. , 2 yr.	Sell	3/31/20	1,467	USD 316,181		317,399,205	(1,217,751)
United States
Treasury Nts. , 5 yr.	Buy	3/31/20	350	USD 41,659		42,112,110	453,199
United States Ultra
10 yr.	Sell	3/20/20	585	USD 85,057		85,208,906	(151,615)
United States Ultra
Bonds	Buy	3/20/20	324	USD 60,794		62,754,750	1,960,999
							$(7,009,160)

Exchange-Traded Options Written at January 31, 2020
				Number of		Notional
		Exercise	Expiration	Contracts		Amount		Premiums
Description		Price	Date	(000	's)	(000	's)	Received	Value
		USD
S&P 500 Index Put		2,400.000	3/20/20	USD 1		USD 120,480		$2,059,686	$(92,870)
		USD
S&P 500 Index Put		2,350.000	2/21/20	USD 0[1]		USD 62,275		627,232	(13,913)
Total Exchange-Traded Options Written						$2,686,918			$(106,783)
1. Number of contracts are less tha n 500.

Over-the-Counter Options Written at January 31, 2020
				Number of		Notional
	Counter	Exercise	Expiration	Contracts		Amount		Premiums
Description	-party	Price	Date	(000	's)	(000	's)	Received	Value
		BRL		USD
BRL Currency Put[1]	GSCO-OT	4.500	3/27/20	3,540		USD 3,540		$617,376	$(495,862)
		BRL		USD
BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	3,543		USD 3,543		619,316	(510,264)
		BRL		USD
BRL Currency Put[1]	GSCO-OT	4.500	3/30/20	3,543		USD 3,543		619,316	(510,264)
		BRL		USD
BRL Currency Call	GSCO-OT	4.350	4/15/20	37,500		USD 37,500		326,325	(510,939)

47 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		BRL		USD
BRL Currency Put	GSCO-OT	3.980	4/15/20	37,500	USD 37,500	$143,663	(40,897)
		BRL		USD
BRL Currency Put	MSCO	3.939	4/13/20	37,500	USD 37,500	140,625	(25,067)
		BRL		USD
BRL Currency Put	MSCO	3.827	5/11/20	56,250	USD 56,250	362,813	(30,515)
		BRL		USD
BRL Currency Call	MSCO	4.465	5/11/20	56,250	USD 56,250	834,300	(516,431)
		BRL		USD
BRL Currency Call	MSCO	4.311	4/13/20	37,500	USD 37,500	319,875	(637,320)
		COP		USD
COP Currency Put	MSCO	3295.000	2/14/20	37,500	USD 37,500	294,937	(9,782)
		COP		USD
COP Currency Call	MSCO	3350.000	2/14/20	37,500	USD 37,500	190,125	(850,576)
		RUB		EUR
EUR Currency Call	BOA	78.000	11/4/20	34,900	EUR 34,900	1,195,564	(729,597)
		INR		EUR
EUR Currency Call	BOA	88.850	11/3/20	75,000	EUR 75,000	1,070,178	(546,741)
		ZAR		EUR
EUR Currency Call	BOA	20.000	8/5/20	3,500	EUR 3,500	763,768	(365,391)
		INR		EUR
EUR Currency Put	BOA	77.700	11/3/20	75,000	EUR 75,000	481,685	(262,615)
		RUB		EUR
EUR Currency Put	GSCOI	67.750	11/4/20	93,900	EUR 93,900	584,318	(440,080)
		RUB		EUR
EUR Currency Call	GSCOI	78.000	11/4/20	62,600	EUR 62,600	2,130,984	(1,308,676)
		NOK		EUR
EUR Currency Call[2]	GSCO-OT	11.000	1/6/21	7,075	EUR 7,075	1,417,482	(1,346,227
		INR		EUR
EUR Currency Call	GSCO-OT	90.000	8/5/20	3,500	EUR 3,500	684,103	(228,577)
		NOK		EUR
EUR Currency Call	JPM	11.000	8/26/21	4,375	EUR 4,375	1,302,085	(1,343,613)
		ZAR		EUR
EUR Currency Call	JPM	19.050	12/8/20	34,900	EUR 34,900	1,039,026	(1,089,134)
		BRL		EUR
EUR Currency Call	MSCO	5.250	8/24/21	26,200	EUR 26,200	1,472,448	(1,322,010)
		IDR		EUR
EUR Currency Put	SCB	15350.000	12/17/20	75,000	EUR 75,000	487,687	(735,148)
		IDR		EUR
EUR Currency Call	SCB	17600.000	12/17/20	75,000	EUR 75,000	1,158,319	(647,854)
		IDR		USD
IDR Currency Put	JPM	13320.000	7/23/20	56,250	USD 56,250	170,454	(110,121)
		IDR		USD
IDR Currency Call	JPM	14325.000	7/23/20	37,500	USD 37,500	260,794	(401,361)

48 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Options Written (Continued)
				Number of	Notional
	Counter	Exercise	Expiration	Contracts	Amount	Premiums
Description	-party	Price	Date	(000’s)	(000’s)	Received	Value
		IDR		USD
IDR Currency Put	SCB	13700.000	10/22/20	75,000	USD 75,000	$444,375	$(581,936)
		IDR		USD
IDR Currency Call	SCB	15600.000	10/22/20	75,000	USD 75,000	961,575	(314,289)
		INR		USD
INR Currency Call	BOA	77.550	10/27/20	75,000	USD 75,000	818,250	(496,807)
		INR		USD
INR Currency Put	BOA	69.300	10/27/20	75,000	USD 75,000	342,750	(148,032)
		INR		USD
INR Currency Call	GSCO-OT	73.500	4/29/20	56,250	USD 56,250	265,500	(265,500)
		INR		USD
INR Currency Put	GSCO-OT	70.400	4/29/20	56,250	USD 56,250	117,225	(117,225)
		MXN		USD
MXN Currency Put	BOA	18.220	7/22/20	12,500	USD 112,500	394,200	(280,609)
		MXN		USD
MXN Currency Call	BOA	19.960	7/22/20	75,000	USD 75,000	692,550	(835,091)
		MXN		USD
MXN Currency Call	CITNA-B	20.215	6/2/20	37,500	USD 37,500	291,942	(195,671)
		MXN		USD
MXN Currency Call	GSCOI	22.036	10/30/20	75,000	USD 75,000	1,449,675	(360,176)
		MXN		USD
MXN Currency Put	GSCOI	18.205	10/30/20	75,000	USD 75,000	587,400	(248,650)
		MXN		USD
MXN Currency Call	JPM	22.170	12/3/20	37,500	USD 37,500	746,250	(220,102)
		MXN		USD
MXN Currency Call	JPM	23.090	1/6/22	75,000	USD 75,000	1,710,375	(1,503,572)
		MXN		USD
MXN Currency Put	JPM	18.830	12/3/20	37,500	USD 37,500	528,750	(351,809)
		MXN		USD
MXN Currency Put	JPM	18.400	1/6/22	75,000	USD 75,000	673,800	(514,116)
		MXN		USD
MXN Currency Put	JPM	18.500	7/2/20	56,250	USD 56,250	249,187	(232,182)
		MXN		USD
MXN Currency Call	JPM	22.250	12/3/20	37,500	USD 37,500	694,425	(210,787)
		MXN		USD
MXN Currency Put	JPM	18.900	12/3/20	37,500	USD 37,500	521,475	(388,094)

49 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
				Number of		Notional
	Counter	Exercise	Expiration	Contracts		Amount	Premiums
Description	-party	Price	Date	(000	’s)	(000’s)	Received	Value
		MXN		USD
MXN Currency Call	JPM	19.750	7/2/20	37,500		USD 37,500	$552,750	$(446,569)
		MXN		USD
MXN Currency Put	SCB	18.830	12/15/20	56,250		USD 56,250	752,344	(538,035)
		MXN		USD
MXN Currency Call	SCB	21.590	12/15/20	56,250		USD 56,250	752,344	(494,257)
		RUB		USD
RUB Currency Call	GSCO-OT	66.149	4/29/20	75,000		USD 75,000	549,150	(781,600)
		RUB		USD
RUB Currency Put	GSCO-OT	60.271	1/8/21	37,500		USD 37,500	595,350	(217,488)
		RUB		USD
RUB Currency Call	GSCO-OT	68.979	1/8/21	37,500		USD 37,500	478,275	(970,588)
		THB		USD
THB Currency Call	SCB	31.650	7/27/20	37,500		USD 37,500	195,825	(321,659)
		TRY		USD
TRY Currency Put	GSCO-OT	5.750	12/9/20	28,125		USD 28,125	358,931	(222,620)
		TRY		USD
TRY Currency Call	GSCO-OT	7.000	12/9/20	28,125		USD 28,125	897,047	(708,848)
		ZAR		USD
ZAR Currency Put	BOA	13.323	7/7/20	48,000		USD 48,000	336,624	(86,166)
		ZAR		USD
ZAR Currency Call	BOA	15.838	7/7/20	48,000		USD 48,000	829,728	(1,227,258)
		ZAR		USD
ZAR Currency Put	GSCO-OT	16.000	7/23/20	781,700		USD 781,700	1,422,401
		ZAR		USD
ZAR Currency Put	GSCO-OT	14.000	1/7/21	37,500		USD 37,500	1,175,925	(508,910)
		ZAR		USD
ZAR Currency Put	GSCO-OT	14.300	12/8/20	11,200		USD 11,200	267,210	(195,522)
		ZAR		USD
ZAR Currency Call	GSCO-OT	15.800	1/7/21	37,500		USD 37,500	1,294,987	(2,022,807)
		ZAR		USD
ZAR Currency Call	GSCO-OT	16.300	12/8/20	11,200		USD 11,200	435,982	(437,038)
		ZAR		USD
ZAR Currency Call	JPM	17.210	1/27/21	112,500		USD 112,500	2,876,625	(3,461,619)
Total Over-the-Counter Options Written						$43,948,768		$(36,171,985)

1. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 3.7 BRL per 1 USD.

50 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

2. Knock-out option is ineligible for exercise if at any time spot rates are greater than or equal to 9.40 NOK per 1
EUR.

Centrally Cleared Credit Default Swaps at January 31, 2020
					Notional	Premiums			Unrealized
		Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Reference Asset		Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
Brazilian
Government
International		Sell	1.000%	6/20/22	USD 7,500	$464,303		$84,920	$549,223
CDX. EM. 31		Buy	1.000	6/20/24 USD 21,450		(969,151)		693,006	(276,145)
CDX. NA. HY. 33		Buy	5.000	12/20/24 USD 73,755		5,892,554		(6,539,605)	(647,051)
Indonesia
Government
International		Buy	1.000	12/20/24	USD 7,000	32,526		(116,250)	(83,724)
iTraxx Europe
Crossover Series 32
Version 1		Buy	5.000	12/20/24	EUR 78,750	11,842,873		(11,204,902)	637,971
iTraxx Europe
Subordinated
Financial Series 32
Version 1		Sell	1.000	12/20/24	EUR 3,750	19,354		(24,498)	(5,144)
Republic Of South
Africa Government		Buy	1.000	12/20/24	USD 3,750	(156,588)		141,522	(15,066)
Turkey Government
International Bond		Buy	1.000	12/20/24	USD 7,500	(890,025)		469,030	(420,995)
Total Centrally Cleared Credit Default Swaps						$16,235,846		$ (16,496,777)	$(260,931)

Over-the-Counter Credit Default Swaps at January 31, 2020
					Notional	Premiums			Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount	Received/		Appreciation/
Asset	party	Protection	Rate	Date	(000's)	(Paid)		Value	(Depreciation)
Assicurazioni
Generali SpA	CITNA-B	Buy	1.000	12/20/24	EUR 3,750	$(48,088	) $	16,190	$(31,898)
Assicurazioni
Generali SpA	CITNA-B	Sell	1.000	12/20/24	EUR 7,500	(148,052)		182,199	34,147
Deutsche Bank AG	JPM	Buy	1.000	12/20/21	EUR 7,500	(95,919)		(88,324)	(184,243)
iTraxx Europe
Crossover Series 28
Version 1	JPM	Sell	5.000	12/20/22	EUR 35,000	(5,717,660)		5,349,809	(367,851)
iTraxx Europe
Crossover Series 28
Version 1	JPM	Sell	5.000	12/20/22	EUR 10,000	(1,549,814)		1,008,926	(540,888)
iTraxx Europe
Crossover Series 28
Version 1	JPM	Sell	5.000	12/20/22	EUR 7,500	(213,081)		40,229	(172,852)
iTraxx Europe
Subordinated
Financial Series 32
Version 1	JPM	Sell	1.000	12/20/24	EUR 7,500	297,947		(48,995)	248,952
Lloyds Banking
Group plc	JPM	Buy	1.000	6/20/24	EUR 1,750	(76,780)		(8,140)	(84,920)
Oriental Republic of
Uruguay	BOA	Sell	1.000	12/20/21	USD 7,501	135,567		64,692	200,259

51 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps (Continued)
					Notional		Premiums		Unrealized
Reference	Counter-	Buy/Sell	Fixed	Maturity	Amount		Received/	Appreciation/
Asset	party	Protection	Rate	Date	(000	’s)	(Paid)	Value	(Depreciation)
Royal Bank Of
Scotland Group plc	CITNA-B	Buy	1.000%	12/20/24	EUR 3,750		$ (15,291)	$ 15,382	$ 91
Royal Bank Of
Scotland Group plc	JPM	Buy	1.000	6/20/24	EUR 1,750		(88,146)	(2,311)	(90,457)
Total Over-the-Counter Credit Default Swaps							$ (7,519,317)	$ 6,529,657	$ (989,660)

Centrally Cleared Interest Rate Swaps at January 31, 2020
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000's)	(Paid)	Value	(Depreciation)
		Six-Month EUR
BAC	Receive	EURIBOR	1.123%	3/8/28	EUR 5,775	$—	$ (759,876)	$ (759,876)
BOA	Pay	BZDIOVRA	6.630	1/2/25	BRL 39,200	—	234,127	234,127
BOA	Receive	BBSW6M	1.655	7/16/29	AUD 26,000	—	(958,115)	(958,115)
CITNA-B	Pay	CDOR03	1.710	1/30/30	CAD 96,750	—	25,985	25,985
					COP
CITNA-B	Pay	COOVIBR	5.220	8/12/29	14,450,000	—	28,131	28,131
CITNA-B	Receive	CDOR03	1.658	1/30/25 CAD 123,750		—	(22,499)	(22,499)
CITNA-B	Pay	CDOR03	1.803	10/1/21 CAD 117,950		(1,637)	37,805	36,168
CITNA-B	Receive	CDOR03	1.740	10/1/29	CAD 24,850	473	(52,223)	(51,750)
		Three-Month USD
CITNA-B	Receive	BBA LIBOR	1.693	1/17/30	USD 56,500	—	(1,145,302)	(1,145,302)
					COP
CITNA-B	Pay	COOVIBR	5.560	8/26/26	29,197,000	—	361,825	361,825
CITNA-B	Pay	CDOR03	1.917	10/24/29 CAD 106,500		— 1,570,148		1,570,148
CITNA-B	Pay	CDOR03	1.953	10/25/29	CAD 54,375	—	939,843	939,843
		MXN TIIE
CITNA-B	Pay	BANXICO	6.375	11/4/22 MXN 980,000		—	(161,564)	(161,564)
		Three-Month USD
CITNA-B	Receive	BBA LIBOR	2.015	8/19/50	USD 11,375	—	(903,826)	(903,826)
CITNA-B	Pay	CDOR03	2.035	11/7/29 CAD 105,750		— 2,448,945		2,448,945
CITNA-B	Pay	CDOR03	1.920	1/22/30 CAD 127,125		— 1,906,278		1,906,278
CITNA-B	Pay	CDOR03	1.738	1/30/30	CAD 96,750	—	213,302	213,302
		Six-Month HUF			HUF
CITNA-B	Pay	BUBOR	2.205	3/8/28	1,925,000	—	539,331	539,331
CITNA-B	Pay	CDOR03	1.725	1/30/22 CAD 303,750		—	(74,154)	(74,154)
					COP
CITNA-B	Pay	COOVIBR	5.200	8/1/29	30,347,000	—	50,859	50,859
		MXN TIIE
DEU	Pay	BANXICO	7.340	7/24/29	MXN 92,200	—	264,250	264,250
		Three-Month ZAR
DEU	Pay	JIBAR SAFEX	7.675	2/21/22	ZAR 73,535	—	136,362	136,362
		MXN TIIE
DEU	Pay	BANXICO	8.525	1/15/24 MXN 169,550		—	665,471	665,471
		MXN TIIE
GSCOI	Pay	BANXICO	8.620	12/26/28	MXN 86,300	—	653,930	653,930
		MXN TIIE
GSCOI	Pay	BANXICO	7.845	12/7/23 MXN 333,700		—	859,200	859,200

52 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Centrally Cleared Interest Rate Swaps (Continued)
	Pay/Receive				Notional	Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount	Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000’s)	(Paid)	Value	(Depreciation)
GSCOI	Pay	BZDI	6.825%	1/4/21	BRL 32,3000	$—	$ 215,911	$ 215,911
GSCOI	Receive	WIBR6M	2.095	5/30/24	PLN 35,000	—	(211,194)	(211,194)
		MXN TIIE
GSCOI	Pay	BANXICO	7.200	7/27/22 MXN 443,400		—	363,562	363,562
		Three-Month USD
GSCOI	Receive	BBA LIBOR	1.666	8/7/29	USD 3,760	—	(84,739)	(84,739)
GSCOI	Receive	CPURNSA	1.883	7/19/24	USD 113,000	—	(1,246,706)	(1,246,706)
		MXN TIIE
JPM	Pay	BANXICO	6.520	9/29/22 MXN 252,000		—	1,172	1,172
		Three-Month ZAR
JPM	Pay	JIBAR SAFEX	7.930	11/27/22	ZAR 45,000	—	126,946	126,946
					COP
JPM	Pay	COOVIBR	4.890	10/17/20	113,100,000	—	182,367	182,367
JPM	Receive	BZDIOVRA	4.440	1/4/21	BRL 668,885	—	(96,220)	(96,220)
JPM	Receive	BZDIOVRA	4.450	1/4/21	BRL 167,326	—	(27,715)	(27,715)
JPM	Pay	BZDIOVRA	5.085	1/3/22	BRL 82,115	—	43,524	43,524
JPM	Pay	BZDIOVRA	5.067	1/3/22	BRL 328,567	—	148,550	148,550
		MXN TIIE
JPM	Pay	BANXICO	6.570	1/1/25 MXN 337,500		—	86,259	86,259
JPM	Receive	BZDIOVRA	4.525	1/4/21	BRL 126,904	—	(42,802)	(42,802)
JPM	Pay	BZDIOVRA	5.245	1/3/22	BRL 63,055	—	81,862	81,862
		MXN TIIE
JPM	Pay	BANXICO	6.465	12/12/24 MXN 318,750		—	8,561	8,561
		MXN TIIE
JPM	Pay	BANXICO	6.910	12/16/26 MXN 741,375		—	123,839	123,839
JPM	Pay	BZDIOVRA	6.610	1/2/23	BRL 717,751	—	332,506	332,506
					BRL
JPM	Pay	BZDIOVRA	7.060	7/1/22	1,067,100	—	876,791	876,791
JPM	Pay	BZDIOVRA	6.528	1/2/24	BRL 45,400	—	276,460	276,460
JPM	Pay	CDOR03	1.868	11/7/21 CAD 607,000		— 1,122,569		1,122,569
		MXN TIIE
JPM	Pay	BANXICO	6.395	10/21/24 MXN 825,000		—	(100,172)	(100,172)
JPM	Pay	BZDI	2.280	1/4/27	BRL 106,000	— 2,698,625		2,698,625
		MXN TIIE
JPM	Pay	BANXICO	7.810	12/7/23 MXN 403,200		— 1,011,794		1,011,794
		MXN TIIE
JPM	Pay	BANXICO	7.210	7/17/24 MXN 316,295		—	504,479	504,479
		MXN TIIE
JPM	Receive	BANXICO	7.070	12/12/29 MXN 321,750		—	(129,885)	(129,885)
		MXN TIIE
JPM	Pay	BANXICO	6.710	9/23/21 MXN 358,750		—	4,940	4,940
MSCO	Receive	CPURNSA	1.856	7/30/24	USD 118,926	—	(1,151,034)	(1,151,034)
SIB	Pay	BZDI	8.415	1/2/25	BRL 95,000	—	2,080,728	2,080,728
		MXN TIIE
SIB	Pay	BANXICO	7.880	6/9/22 MXN 382,300		—	599,445	599,445
Total Centrally Cleared Interest Rate Swaps						$(1,164)	$ 14,658,656	$ 14,657,492

53 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaps at January 31, 2020
	Pay/Receive				Notional		Premiums		Unrealized
Counter-	Floating	Floating	Fixed	Maturity	Amount		Received /	Appreciation/
party	Rate	Rate	Rate	Date	(000	's)	(Paid)	Value	(Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Receive	Compound	6.330%	1/31/22	INR 590,000		$—	$ 174,651	$ 174,651
		Six-Month INR
		FBIL MIBOR OIS			INR
BOA	Receive	Compound	5.740	5/16/21	2,643,000		—	(286,362)	(286,362)
		INR FBIL MIBOR			INR
BOA	Receive	OIS Compound	5.670	5/27/21	2,600,000		—	(246,350)	(246,350)
GSCOI	Pay	MOSKP3	8.270	5/23/24	RUB 230,000			420,984	420,984
GSCOI	Pay	MOSKP3	8.360	6/24/29	RUB 301,575		—	736,055	736,055
					RUB
GSCOI	Pay	MOSKP3	6.580	10/25/21	6,510,000		—	2,152,214	2,152,214
GSCOI	Pay	MOSKP3	6.765	1/14/30	RUB 595,000		—	(77,571)	(77,571)
		Six-Month INR
		FBIL MIBOR OIS
SCB	Receive	Compound	6.438	1/10/24	INR 600,000		—	(353,932)	(353,932)
Total Over-the-Counter Interest Rate Swaps							$—	$ 2,519,689	$ 2,519,689

Over-the-Counter Credit Default Swaptions Written at January 31, 2020
							Notional
	Counter-	Buy/Sell	Reference	Fixed Expiration			Amount		Premiums
Description	party	Protection	Asset	Rate	Date		(000	's)	Received	Value
Credit Default Swap			CDX.
maturing 12/20/24			NA. HY. 33.
Put	JPM	Sell	V2 5.000%		2/19/20	USD	50,000		$99,000	$(60,353)
Credit Default Swap			CDX.
maturing 12/20/24			NA. HY. 33.
Put	JPM	Sell	V2	5.000	3/18/20	USD	150,000		460,350	(948,280)
			iTraxx
			Europe
Credit Default Swap			Crossover
maturing 12/20/24			Series 32
Put	JPM	Sell Version1		5.000	3/18/20	EUR	112,500		371,672	(426,031)
			iTraxx
			Europe
Credit Default Swap			Crossover
maturing 12/20/24			Series 32
Put	JPM	Sell Version 1		5.000	3/18/20	EUR	112,500		582,286	(603,083)
Credit Default Swap			CDX.
maturing 12/20/24			NA. HY. 33.
Put	MSCO	Sell	V2	5.000	4/15/20	USD	75,000		361,969	(499,594)
Credit Default Swap			CDX.
maturing 12/20/24			NA. HY. 33.
Put	MSCO	Sell	V2	5.000	4/15/20	USD	75,000		594,000	(819,711)
Credit Default Swap			CDX.
maturing 12/20/24			NA. HY. 33.
Put	JPM	Sell	V2	5.000	4/15/20	USD	225,000		(1,336,500)	(1,336,500)
Total Over-the-Counter Credit Default Swaptions Written									$3,805,777	$(4,693,552)

54 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Over-the-Counter Interest Rate Swaptions Written at January 31, 2020
		Pay/
		Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional Amount			Premiums
Description	party	Rate	Rate	Rate	Date		(000	's)	Received	Value
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
4/27/20 Call	BOA	Receive	LIBOR 1.417%		4/27/20	USD	450,000		$3,233,400	$(5,245,011)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Call	BOA	Receive	LIBOR	1.325	4/24/20	USD	112,500		607,725	(816,693)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Put	BOA	Pay	LIBOR	1.725	4/24/20	USD	112,500		607,725	(94,099)
Interest Rate			Three-
Swap maturing			Month
6/15/20 Put	GSCOI	Pay	RUB	8.080	6/15/20	RUB	582,700		181,226	(1,521)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/20 Put	GSCO-OT	Receive	LIBOR	1.805	6/15/20	USD	450,000		2,070,000	(509,477)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/20 Call	GSCO-OT	Pay	LIBOR	1.405	6/15/20	USD	450,000		2,115,000	(4,954,846)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
7/23/20 Put	JPM	Pay	LIBOR	1.990	7/23/20	USD	225,000		1,395,000	(677,542)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/23/20 Call	JPM	Receive	LIBOR	1.290	7/23/20	USD	225,000		1,153,125	(2,588,463)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/27/20 Put	JPM	Receive	LIBOR	1.618	11/27/20	USD	900,000		3,420,000	(1,255,455)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
11/27/20 Put	JPM	Receive	LIBOR	2.200	11/27/20	USD	189,000		1,535,400	(645,930)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Call	JPM	Receive	LIBOR	1.361	4/24/20	USD	337,500		833,625	(954,153)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Put	JPM	Pay	LIBOR	1.740	4/24/20	USD	450,000		2,295,000	(346,635)

55 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Over-the-Counter Interest Rate Swaptions Written (Continued)
		Pay/
		Receive
	Counter-	Floating	Floating	Fixed	Expiration	Notional Amount			Premiums
Description	party	Rate	Rate	Rate	Date		(000	’s)	Received	Value
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Put	JPM	Pay	LIBOR 1.661%		4/24/20	USD	337,500		$837,000	$(75,030)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
4/24/20 Call	JPM	Receive	LIBOR	1.340	4/24/20	USD	450,000		2,520,000	(3,437,428)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/30/20 Put	MSCO	Pay	LIBOR	1.650	7/30/20	USD	225,000		482,175	(141,935)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
12/31/21 Call	MSCO	Pay	LIBOR	1.000	12/3/21	USD	75,000		1,702,500	(2,014,518)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
4/6/20 Call	MSCO	Pay	LIBOR	1.554	4/6/20	USD	127,500		714,000	(2,179,023)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
8/17/20 Put	MSCO	Pay	LIBOR	1.530	8/17/20	USD	520,000		1,908,064	(682,048)
Interest Rate
Swap maturing
11/25/21 Call	MSCO	Pay EURI6MD		0.032	11/25/21	EUR	28,125		474,893	(636,236)
			Three-
Interest Rate			Month
Swap Maturing			USD BBA
7/30/20 Call	MSCO	Receive	LIBOR	1.350	7/30/20	USD	225,000		482,175	(951,386)
			Three-
Interest Rate			Month
Swap maturing			USD BBA
6/15/20 Call	NOM	Receive	LIBOR	1.448	6/15/20	USD	225,000		1,446,750	(3,517,198)
Total Over-the-Counter Interest Rate Swaptions Written							$30,014,783			$ (31,724,627)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
JPM	JPMorgan Chase Bank NA
MOS	Morgan Stanley & Co. , Inc.
MSCO	Morgan Stanley Capital Services, Inc.
NOM	Nomura Global Financial Products, Inc.
RBC	RBC Dominion Securities

56 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Counterparty Abbreviations (Continued)
RBS	Royal Bank of Scotland plc (The)
SCB	Standard Chartered Bank
SIB	Banco Santander SA

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thailand Baht
TRY	New Turkish Lira
ZAR	South African Rand

Definitions
BA CDOR	Canada Bankers Acceptances Deposit Offering Rate
BANXICO	Banco de Mexico
BBA LIBOR	British Bankers' Association London - Interbank Offered Rate
BBSW6M	ASX Australian Bank Bill Short Term Rate 6 Month Mid
BP0003M	Intercontinental Exchange London Interbank Offered Rate GBP 3 Month
BTP	Italian Treasury Bonds
BUBOR	Budapest Interbank Offered Rate
BUXL	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
BZDIOVRA	Brazil Ceptip DI Interbank Deposit Rate
CD	Certificate of Deposit
CDOR03	Canada Bankers Acceptance 3 Months
CDX. EM. 31	Markit CDX Emerging Markets Index
CDX. NA. HY. 33	Markit CDX North American High Yield
CDX. NA. HY. 33. V2 Markit CDX North American High Yield Version 2
COOVIBR	Colombia IBR Overnight Nominal Interbank Reference Rate
CPURNSA	US Consumer Price Index Urban Consumers
EUR003M	Euro Interbank Offered Rate 3 Month ACT/360

57 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

CONSOLIDATED
SCHEDULE OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
EURI6MD	Euro Interbank Offered Rate 6 Month ACT/360
EURIBOR	Euro Interbank Offered Rate
EUSA5	EUR Swap Annual 5 Year
EUSA6	EUR Swap Annual 6 Year
EUSA7	EUR Swap Annual 7 Year
FBIL	Financial Benchmarks India Private Ltd.
GDR	Global Depositary Receipt
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15T7Y	US Treasury Yield Curve Rate T Note Constant Maturity 7 Year
iTraxx Europe
Crossover Series 28
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Crossover Series 32
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx Europe
Subordinated
Financial Series 32
Version 1	Credit Default Swap Trading Index for a Specific Basket of Securities
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
MIBOR	Mumbai Interbank Offered Rate
MOSKP3	National Finance Assoc. Moscow Prime Offered 3 Month Rate
OAT	French Government Bonds
OIS	Overnight Index Swap
PRIME4	United States Prime Rate-Quarterly
S&P	Standard & Poor's
SONIA3M	Sterling Overnight Index Average
TIIE	Interbank Equilibrium Interest Rate
US0001M	Intercontinental Exchange London Interbank Offered Rate USD 1 Month
US0003M	Intercontinental Exchange London Interbank Offered Rate USD 3 Month
US0006M	Intercontinental Exchange London Interbank Offered Rate USD 6 Month
USISDA05	USD Intercontinental Exchange Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year
USSW7	USD Swap Semi 30/360 7 Year
WIBR6M	GBP Benchmark WIBOR PLN 6 month

58 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS January 31, 2020 Unaudited

Note 1- Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 201,419,926	$ —	$ 201,419,926
Mortgage-Backed Obligations	—	651,887,763	—	651,887,763
U. S. Government Obligation	—	56,926,136	—	56,926,136
Foreign Government Obligations	—	914,832,084	—	914,832,084
Variable Rate Senior Loan Interests	—	15,299,055	—	15,299,055
Corporate Bonds and Notes	—	1,181,417,790	119,767	1,181,537,557
Preferred Stock	—	32,900	—	32,900
Common Stocks	1,767,589	—	—	1,767,589
Rights, Warrants and Certificates	—	—	—	—
Short-Term Notes	—	14,483,708	—	14,483,708
Structured Securities	—	17,523,235	—	17,523,235
Exchange-Traded Options Purchased	278,303	—	—	278,303
Over-the-Counter Options Purchased	—	16,984,462	—	16,984,462
Over-the-Counter Credit Default
Swaptions Purchased	—	2,901,167	—	2,901,167
Over-the-Counter Interest Rate
Swaptions Purchased	—	11,737,349	—	11,737,349
Investment Companies	418,101,245	—	—	418,101,245
Total Investments, at Value	420,147,137	3,085,445,575	119,767	3,505,712,479
Other Financial Instruments:
Swaps, at value	—	10,161,331	—	10,161,331
Centrally cleared swaps, at value	—	23,215,160	—	23,215,160
Futures contracts	15,096,376	—	—	15,096,376
Forward currency exchange contracts	—	34,814,179	—	34,814,179
Total Assets	$435,243,513	$ 3,153,636,245	$ 119,767	$ 3,588,999,525

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	(1,111,985)	$ —	$ (1,111,985)
Centrally cleared swaps, at value	—	(25,053,281)	—	(25,053,281)
Options written, at value	(106,783)	(36,171,985)	—	(36,278,768)
Futures contracts	(22,105,536)	—	—	(22,105,536)
Forward currency exchange contracts	—	(38,667,535)	—	(38,667,535)
Swaptions written, at value	—	(36,418,179)	—	(36,418,179)
Total Liabilities	$(22,212,319)	$ (137,422,965)	$ —	$ (159,635,284)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in

59 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO
CONSOLIDATED SCHEDULE OF INVESTMENTS Unaudited / Continued

the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Note 2- Subsequent Event

The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund's ability to achieve its investment objective as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.

60 INVESCO OPPENHEIMER GLOBAL STRATEGIC INCOME FUND